UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2019

LEUTHOLD FUNDS

Leuthold Core Investment Fund Retail Class Shares LCORX Institutional Class Shares LCRIX Leuthold Global Fund Retail Class Shares GLBLX Institutional Class Shares GLBIX	Leuthold Select Industries Fund LSLTX Leuthold Global Industries Fund Retail Class Shares LGINX Institutional Class Shares LGIIX Grizzly Short Fund GRZZX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.funds.leutholdgroup.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-273-6886, sending an e-mail request to publicinfo@sec.gov, or by enrolling at www.funds.leutholdgroup.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-273-6886 or send an email request to publicinfo@sec.gov to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leuthold Funds

Leuthold Funds

Expense Examples – March 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	1

Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual**	$1,000.00	$976.80	$6.65
Hypothetical (5% return before expenses)***	1,000.00	1,018.20	6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.91 and the Fund's annualized expense ratio would be 1.20%.
*** Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.04 and the Fund's annualized expense ratio would be 1.20%.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual**	$1,000.00	$977.00	$6.16
Hypothetical (5% return before expenses)***	1,000.00	1,018.70	6.29

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.42 and the Fund's annualized expense ratio would be 1.10%.
*** Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.54 and the Fund's annualized expense ratio would be 1.10%.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual**	$1,000.00	$954.10	$9.16
Hypothetical (5% return before expenses)***	1,000.00	1,015.56	9.45

* Expenses are equal to the Fund's annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.79 and the Fund's annualized expense ratio would be 1.60%.
*** Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.05 and the Fund's annualized expense ratio would be 1.60%.

Leuthold Global Fund - Institutional Class - GLBIX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual**	$1,000.00	$955.50	$8.00
Hypothetical (5% return before expenses)***	1,000.00	1,016.75	8.25

* Expenses are equal to the Fund's annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.63 and the Fund's annualized expense ratio would be 1.36%.
*** Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.84 and the Fund's annualized expense ratio would be 1.36%.

2	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Select Industries Fund - LSLTX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual	$1,000.00	$945.00	$7.27
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class - LGINX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual	$1,000.00	$913.40	$7.16
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class - LGIIX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual	$1,000.00	$914.70	$5.97
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.29

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period* October 1, 2018 - March 31, 2019
Actual**	$1,000.00	$944.50	$13.23
Hypothetical (5% return before expenses)***	1,000.00	1,011.32	13.69

* Expenses are equal to the Fund's annualized expense ratio of 2.73%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.81 and the Fund's annualized expense ratio would be 1.61%.
*** Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.10 and the Fund's annualized expense ratio would be 1.61%.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	3

Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings  •  March 31, 2019

Leuthold Global Fund
Allocation of Portfolio Holdings  •  March 31, 2019

Leuthold Select Industries Fund
Allocation of Portfolio Holdings  •  March 31, 2019*

^  Amount is less than 0.05%.
* Excludes short-term investments less than 5% of net assets.
Reflected as a percent of absolute value of investments and securities sold short.

4	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
Allocation of Portfolio Holdings  •  March 31, 2019*

Grizzly Short Fund
Allocation of Securities Sold Short  •  March 31, 2019

* Excludes short-term investments less than 5% of net assets.
Reflected as a percent of absolute value of investments and securities sold short.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	5

Leuthold Funds

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Leuthold Core Investment Fund		Leuthold Global Fund		Leuthold Select Industries Fund
ASSETS:
Investments, at cost
Unaffiliated Securities	$708,279,488	*	$77,525,513	*	$10,253,011
Affiliated Securities	20,482,592		—		—
Total Investments, at cost	728,762,080		77,525,513		10,253,011

Investments, at fair value
Unaffiliated Securities	774,770,194		77,925,772		12,309,383
Affiliated Securities	20,615,940		—		—
Total Investments, at fair value	795,386,134		77,925,772		12,309,383
Foreign currency (cost $0, $13,335, and $0 respectively)	—		13,239		—
Receivable for Fund shares sold	444,285		54,650		368
Collateral at broker for securities sold short	50,969,723		5,408,416		—
Tri-party collateral held at custodian	9,000,001		800,001		—
Interest receivable	880,529		96,006		217
Dividends receivable	247,776		217,466		7,408
Securities lending income receivable	16,544		4,664		—
Other assets	184,107		37,432		13,837
Total Assets	857,129,099		84,557,646		12,331,213

LIABILITIES:
Securities sold short, at fair value (proceeds $49,272,128, $5,077,593, and $0 respectively)	49,311,127		4,854,127		—
Collateral received for securities loaned	105,428,945		12,827,954		—
Payable for Fund shares redeemed	986,424		10,614		—
Payable to Adviser	538,006		53,227		8,065
Payable to Custodian	19,053		9,209		1,698
Payable to Directors	40,803		4,707		805
Dividends payable on securities sold short	41,180		2,311		—
Distribution (Rule 12b-1) fees payable	7,361		19,535		88
Shareholder servicing fees payable	56,428		—		1,682
Accrued expenses and other liabilities	318,763		71,588		26,824
Total Liabilities	156,748,090		17,853,272		39,162
NET ASSETS	$700,381,009		$66,704,374		$12,292,051
* Includes loaned securities with market value of:	$103,535,380		$12,580,175		$—

6	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Leuthold Core Investment Fund		Leuthold Global Fund		Leuthold Select Industries Fund
NET ASSETS CONSIST OF:
Capital stock	$610,536,515		$67,312,711		$9,983,277
Total distributable earnings	89,844,494		(608,337)		2,308,774
Total Net Assets	$700,381,009		$66,704,374		$12,292,051

Retail Class Shares
Net assets	$340,176,403		$10,186,404		$12,292,051
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	18,735,090		1,266,025		518,927
Net Asset Value, Redemption Price, and Offering Price Per Share	$18.16	**	$8.05	**	$23.69

Institutional Class Shares
Net assets	$360,204,606		$56,517,970		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	19,804,460		6,921,295		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$18.19	**	$8.17	**	n/a

**	Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	7

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
ASSETS:
Investments, at cost	$7,172,613	$77,907,947
Investments, at fair value	7,324,968	77,907,947
Receivable for Fund shares sold	3,217	388,696
Collateral at broker for securities sold short	—	96,985,438
Tri-party collateral held at custodian	—	14,000,001
Interest receivable	93	149,367
Dividends receivable	27,881	—
Receivable from Advisor	9,186	—
Other assets	28,030	169,298
Total Assets	7,393,375	189,600,747

LIABILITIES:
Securities sold short, at fair value (proceeds $0 and $94,102,174, respectively)	—	94,401,658
Payable for Fund shares redeemed	—	132,952
Payable to Adviser	—	98,504
Payable to Custodian	10,515	2,113
Payable to Directors	415	6,826
Dividends payable on securities sold short	—	62,394
Distribution (Rule 12b-1) fees payable	858	—
Shareholder servicing fees payable	—	17,254
Accrued expenses and other liablities	26,730	64,173
Total Liabilities	38,518	94,785,874
NET ASSETS	$7,354,857	$94,814,873

8	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Leuthold Global Industries Fund		Grizzly Short Fund
NET ASSETS CONSIST OF:
Capital stock	$7,414,750		$346,992,419
Total distributable earnings	(59,893)		(252,177,546)
Total Net Assets	$7,354,857		$94,814,873

Retail Class Shares
Net assets	$1,192,486		$94,814,873
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	88,294		5,685,227
Net Asset Value, Redemption Price, and Offering Price Per Share	$13.51	*	$16.68

Institutional Class Shares
Net assets	$6,162,371		n/a
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	453,150		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$13.60	*	n/a

*	Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	9

Leuthold Funds

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $6,726, $23,322, and $233 respectively)	$2,981,786	$415,320	$92,257
Interest income	3,394,312	325,828	1,669
Income from securities lending, net	166,309	28,702	—
Total investment income	6,542,407	769,850	93,926

EXPENSES:
Investment advisory fees (Note 3)	3,327,222	337,552	69,933
Administration fees	188,527	27,419	11,581
Transfer agent fees (Note 5)	206,066	34,844	4,942
Legal fees	7,914	2,259	221
Audit fees	46,328	33,412	15,107
Fund accounting fees	71,845	11,955	3,108
Custody fees	28,387	29,079	2,249
Shareholder servicing fees - Retail Class (Note 5)	178,292	—	6,947
Registration fees	26,273	18,225	8,284
Report to shareholders	48,462	4,259	1,277
Directors’ fees	74,481	8,183	1,414
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	14,325	—
Other	27,151	3,554	1,004
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	4,230,948	525,066	126,067
Dividends and interest on securities sold short	564,507	103,090	—
Reimbursement from Adviser (Note 3)	—	—	(21,168)
Total expenses	4,795,455	628,156	104,899
NET INVESTMENT INCOME (LOSS)	$1,746,952	$141,694	$(10,973)

10	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated investments	$17,058,994	$(1,437,314)	$489,359
Affiliated investments	(208,066)	—	—
Investment companies	(2,272,179)	(207,497)	—
Realized gain distributions received from investment companies	—	—	—
Securities sold short	8,524,901	703,430	—
Foreign currency and foreign currency translation	136,280	27,711	(5)
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated investments	(44,541,070)	(3,424,497)	(1,706,971)
Affiliated investments	703,219	—	—
Investment companies	1,112,978	104,507	—
Securities sold short	(1,975,657)	(44,350)	—
Foreign currency and foreign currency translation	(1,106,489)	(160,453)	(2)
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(22,567,089)	(4,438,463)	(1,217,619)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,820,137)	$(4,296,769)	$(1,228,592)

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	11

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $4,278 and $0, respectively)	$71,023	$6,415
Interest income	665	1,948,429
Total investment income	71,688	1,954,844

EXPENSES:
Investment advisory fees (Note 3)	38,988	665,789
Administration fees	10,913	32,666
Transfer agent fees (Note 5)	8,370	33,144
Legal fees	1,616	2,786
Audit fees	15,184	15,184
Fund accounting fees	3,461	10,999
Custody fees	18,810	3,973
Shareholder servicing fees - Retail Class (Note 5)	—	48,806
Registration fees	21,463	18,307
Report to shareholders	429	6,384
Directors’ fees	726	12,391
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	1,698	—
Other	1,129	4,916
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	122,787	855,345
Dividends and interest on securities sold short	—	597,688
Reimbursement from Adviser (Note 3)	(72,351)	—
Total expenses	50,436	1,453,033
NET INVESTMENT INCOME	$21,252	$501,811

12	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2019 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$(215,515)	$—
Investment companies	(5,012)	—
Securities sold short	—	(2,187,458)
Foreign currency and foreign currency translation	(1,603)	—
Net unrealized appreciation (depreciation) during the period on:
Investments	(711,649)	—
Investment companies	(423)	—
Securities sold short	—	(3,581,748)
Foreign currency and foreign currency translation	12,871	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(921,331)	(5,769,206)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(900,079)	$(5,267,395)

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	13

Leuthold Core Investment Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
OPERATIONS:
Net investment income	$1,746,952	$2,708,840
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	23,239,930	84,625,374
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(45,807,019)	(59,527,356)
Net increase (decrease) in net assets from operations	(20,820,137)	27,806,858

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(35,495,081)	(15,722,617)
Distributions - Institutional Class	(38,354,300)	(13,500,115)
Total distributions	(73,849,381)	(29,222,732)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	12,623,232	49,574,688
Proceeds from shares sold - Institutional Class	81,258,265	99,394,031
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	33,316,025	14,973,202
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	34,566,226	11,741,082
Cost of shares redeemed - Retail Class*	(63,290,392)	(125,626,684)
Cost of shares redeemed - Institutional Class**	(140,682,065)	(61,432,479)
Net decrease in net assets from capital share transactions	(42,208,709)	(11,376,160)

TOTAL DECREASE IN NET ASSETS:	(136,878,227)	(12,792,034)
NET ASSETS
Beginning of period	837,259,236	850,051,270
End of period	$700,381,009	$837,259,236

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	687,808	2,391,128
Shares sold - Institutional Class	4,495,946	4,806,861
Shares issued to holders in reinvestment of dividends - Retail Class	1,839,695	734,892
Shares issued to holders in reinvestment of dividends - Institutional Class	1,905,580	575,096
Shares redeemed - Retail Class	(3,456,421)	(6,082,213)
Shares redeemed - Institutional Class	(7,749,422)	(2,972,534)
Net decrease in shares outstanding	(2,276,814)	(546,770)

*Net of redemption fees of (Retail Class):	$130	$299
**Net of redemption fees of (Institutional Class):	$109	$262

14	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
OPERATIONS:
Net investment income	$141,694	$456,785
Net realized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(913,670)	7,014,480
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(3,524,793)	(7,628,313)
Net decrease in net assets from operations	(4,296,769)	(157,048)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(885,010)	(2,138,468)
Distributions - Institutional Class	(4,613,472)	(6,753,470)
Total distributions	(5,498,482)	(8,891,938)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	2,044,963	2,028,207
Proceeds from shares sold - Institutional Class	19,237,638	15,052,597
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	848,483	2,063,968
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	4,335,168	6,015,022
Cost of shares redeemed - Retail Class*	(9,479,575)	(7,608,038)
Cost of shares redeemed - Institutional Class**	(23,238,210)	(28,405,896)
Net decrease in net assets from capital share transactions	(6,251,533)	(10,854,140)

TOTAL DECREASE IN NET ASSETS:	(16,046,784)	(19,903,126)
NET ASSETS
Beginning of period	82,751,158	102,654,284
End of period	$66,704,374	$82,751,158

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	260,546	211,107
Shares sold - Institutional Class	2,326,005	1,553,258
Shares issued to holders in reinvestment of dividends - Retail Class	105,664	219,621
Shares issued to holders in reinvestment of dividends - Institutional Class	532,659	632,740
Shares redeemed - Retail Class	(1,114,808)	(807,863)
Shares redeemed - Institutional Class	(2,910,382)	(2,952,591)
Net decrease in shares outstanding	(800,316)	(1,143,728)

*Net of redemption fees of (Retail Class):	$—	$205
**Net of redemption fees of (Institutional Class):	$259	$2

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	15

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
	(Unaudited)
OPERATIONS:
Net investment loss	$(10,973)	$(3,769)
Net realized gain on investments and foreign currency and foreign currency translation	489,354	1,713,403
Net unrealized depreciation on investments and foreign currency and foreign currency translation	(1,706,973)	(242,614)
Net increase (decrease) in net assets from operations	(1,228,592)	1,467,020

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(1,295,440)	(741,441)
Total distributions	(1,295,440)	(741,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	132,932	11,024,392
Proceeds from shares issued to holders in reinvestment of dividends	1,242,103	712,871
Cost of shares redeemed	(4,670,884)	(9,396,776)
Net increase (decrease) in net assets from capital share transactions	(3,295,849)	2,340,487

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(5,819,881)	3,066,066
NET ASSETS
Beginning of period	18,111,932	15,045,866
End of period	$12,292,051	$18,111,932

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,466	412,330
Shares issued to holders in reinvestment of dividends	52,833	27,474
Shares redeemed	(202,503)	(348,325)
Net increase (decrease) in shares outstanding	(144,204)	91,479

16	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
	(Unaudited)
OPERATIONS:
Net investment income	$21,252	$96,180
Net realized gain (loss) on investments, investment companies, and foreign currency and foreign currency translation	(222,130)	1,023,906
Net unrealized depreciation on investments, investment companies, and foreign currency and foreign currency translation	(699,201)	(976,355)
Net increase (decrease) in net assets from operations	(900,079)	143,731

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(191,134)	(158,928)
Distributions - Institutional Class	(826,740)	(727,913)
Total distributions	(1,017,874)	(886,841)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	7,590	199,182
Proceeds from shares sold - Institutional Class	61,016	2,578,836
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	186,955	155,751
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	809,140	706,923
Cost of shares redeemed - Retail Class*	(434,857)	(375,877)
Cost of shares redeemed - Institutional Class	(1,796,791)	(3,015,381)
Net increase (decrease) in net assets from capital share transactions	(1,166,947)	249,434

TOTAL DECREASE IN NET ASSETS:	(3,084,900)	(493,676)
NET ASSETS
Beginning of period	10,439,757	10,933,433
End of period	$7,354,857	$10,439,757

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	558	11,384
Shares sold - Institutional Class	4,697	143,418
Shares issued to holders in reinvestment of dividends - Retail Class	13,912	8,884
Shares issued to holders in reinvestment of dividends - Institutional Class	59,888	40,111
Shares redeemed - Retail Class	(32,656)	(21,491)
Shares redeemed - Institutional Class	(119,079)	(168,743)
Net increase (decrease) in shares outstanding	(72,680)	13,563

*Net of redemption fees of (Retail Class):	$—	$3

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	17

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
	(Unaudited)
OPERATIONS:
Net investment gain (loss)	$501,811	$(894,109)
Net realized loss on securities sold short	(2,187,458)	(35,514,168)
Net unrealized appreciation (depreciation) on securities sold short	(3,581,748)	2,114,602
Net decrease in net assets from operations	(5,267,395)	(34,293,675)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	62,329,184	136,445,760
Cost of shares redeemed	(61,195,673)	(208,901,601)
Net increase (decrease) in net assets from capital share transactions	1,133,511	(72,455,841)

TOTAL DECREASE IN NET ASSETS:	(4,133,884)	(106,749,516)
NET ASSETS
Beginning of period	98,948,757	205,698,273
End of period	$94,814,873	$98,948,757

CHANGES IN SHARES OUTSTANDING:
Shares sold	3,293,053	24,912,796
Shares redeemed	(3,214,052)	(57,577,260)
Net increase (decrease) in shares outstanding	79,001	(32,664,464)

18	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)
	(Unaudited)
Per Share Data (1):
Net asset value, beginning of period	$20.50		$20.54	$18.06	$18.44	$18.85	$18.29
Income (loss) from investment operations:
Net investment income (loss)(2)	0.04		0.05	0.04	(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments and securities sold short	(0.52)		0.61	2.53	0.32	0.76	2.02
Total from investment operations	(0.48)		0.66	2.57	0.31	0.75	2.03

Less distributions:
From net investment income	(0.03)		(0.05)	(0.01)	—	(0.03)	(0.21)
From net realized gain	(1.83)		(0.65)	(0.08)	(0.69)	(1.13)	(1.26)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.86)		(0.70)	(0.09)	(0.69)	(1.16)	(1.47)
Net asset value, end of period	$18.16		$20.50	$20.54	$18.06	$18.44	$18.85

Total Return	(2.32)%		3.23%	14.31%	1.76%	4.03%	11.49%

Supplemental data and ratios:
Net assets, end of period	$340,176,403		$403,095,456	$464,660,913	$524,731,192	$564,608,599	$569,237,299
Ratio of expenses to average net assets (4)	1.35	%(7)	1.38%	1.21%	1.29%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets (5)	0.42	%(7)	0.26%	0.20%	(0.08)%	(0.05)%	0.04%
Portfolio turnover rate (6)	26.51%		79.00%	52.36%	109.32%	78.96%	80.65%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.20% for the period ended March 31, 2019, 1.19% for the year ended September 30, 2018, 1.19% for the year ended September 30, 2017, 1.17% for the year ended September 30, 2016, 1.16% for the year ended September 30, 2015, and 1.15% for the year ended September 30, 2014.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	19

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.53		$20.56	$18.08	$18.43	$18.85	$18.28
Income from investment operations:
Net investment income(2)	0.05		0.08	0.06	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments and securities sold short	(0.53)		0.60	2.53	0.33	0.74	2.03
Total from investment operations	(0.48)		0.68	2.59	0.34	0.75	2.06

Less distributions:
From net investment income	(0.03)		(0.06)	(0.03)	—	(0.04)	(0.23)
From net realized gain	(1.83)		(0.65)	(0.08)	(0.69)	(1.13)	(1.26)
Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Total distributions	(1.86)		(0.71)	(0.11)	(0.69)	(1.17)	(1.49)
Net asset value, end of period	$18.19		$20.53	$20.56	$18.08	$18.43	$18.85

Total Return	(2.03)%		3.35%	14.43%	1.93%	4.03%	11.66%

Supplemental data and ratios:
Net assets, end of period	$360,204,606		$434,163,780	$385,390,357	$378,962,827	$293,666,347	$276,568,913
Ratio of expenses to average net assets(4)	1.25	%(7)	1.27%	1.10%	1.17%	1.20%	1.18%
Ratio of net investment income to average net assets(5)	0.52	%(7)	0.37%	0.30%	0.04%	0.05%	0.14%
Portfolio turnover rate (6)	26.51%		79.00%	52.36%	109.32%	78.96%	80.65%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.10% for the period ended March 31, 2019, 1.08% for the year ended September 30, 2018, 1.08% for the year ended September 30, 2017, 1.05% for the year ended September 30, 2016, 1.06% for the year ended September 30, 2015, and 1.06% for the year ended September 30, 2014.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

20	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.11		$10.05	$9.86	$10.03	$11.29	$11.65
Income (loss) from investment operations:
Net investment income (loss)(2)	0.01		0.03	0.04	(0.01)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments and securities sold short	(0.43)		(0.07)	1.02	0.21	(0.11)	0.83
Total from investment operations	(0.42)		(0.04)	1.06	0.20	(0.14)	0.86

Less distributions:
From net investment income	—		(0.02)	—	—	(0.03)	(0.08)
From net realized gain	(0.64)		(0.88)	(0.87)	(0.37)	(1.09)	(1.14)
Redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	(0.64)		(0.90)	(0.87)	(0.37)	(1.12)	(1.22)
Net asset value, end of period	$8.05		$9.11	$10.05	$9.86	$10.03	$11.29

Total Return	(4.59)%		(0.67)%	12.02%	1.89%	(1.41)%	7.68%

Supplemental data and ratios:
Net assets, end of period	$10,186,404		$18,362,218	$24,040,140	$78,743,516	$95,026,857	$130,838,148
Ratio of expenses to average net assets(4)	1.88	%(7)	1.75%	1.56%	1.82%	1.71%	1.65%
Ratio of net investment income (loss) to average net assets(5)	0.18	%(7)	0.28%	0.38%	(0.15)%	(0.29)%	0.25%
Portfolio turnover rate (6)	40.42%		79.09%	63.13%	102.93%	78.37%	71.63%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.60% for the period ended March 31, 2019, 1.54% for the year ended September 30, 2018, 1.56% for the year ended September 30, 2017, 1.61% for the year ended September 30, 2016, 1.54% for the year ended September 30, 2015, and 1.53% for the year ended September 30, 2014.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	21

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.23		$10.16	$9.95	$10.10	$11.34	$11.69
Income (loss) from investment operations:
Net investment income (loss)(2)	0.02		0.05	0.06	0.01	(0.01)	0.05
Net realized and unrealized gain (loss) on investments and securities sold short	(0.43)		(0.07)	1.03	0.21	(0.11)	0.84
Total from investment operations	(0.41)		(0.02)	1.09	0.22	(0.12)	0.89

Less distributions:
From net investment income	(0.01)		(0.03)	(0.01)	—	(0.03)	(0.10)
From net realized gain	(0.64)		(0.88)	(0.87)	(0.37)	(1.09)	(1.14)
Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Total distributions	(0.65)		(0.91)	(0.88)	(0.37)	(1.12)	(1.24)
Net asset value, end of period	$8.17		$9.23	$10.16	$9.95	$10.10	$11.34

Total Return	(4.45)%		(0.43)%	12.28%	2.18%	(1.30)%	7.95%

Supplemental data and ratios:
Net assets, end of period	$56,517,970		$64,388,940	$78,614,144	$103,921,200	$218,497,272	$231,615,536
Ratio of expenses to average net assets(4)	1.64	%(7)	1.50%	1.36%	1.57%	1.50%	1.44%
Ratio of net investment income (loss) to average net assets(5)	0.42	%(7)	0.53%	0.58%	0.10%	(0.09)%	0.45%
Portfolio turnover rate (6)	40.42%		79.09%	63.13%	102.93%	78.37%	71.63%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.36% for the period ended March 31, 2019, 1.29% for the year ended September 30, 2018, 1.36% for the year ended September 30, 2017, 1.36% for the year ended September 30, 2016, 1.33% for the year ended September 30, 2015, and 1.33% for the year ended September 30, 2014.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

22	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$27.31		$26.32	$21.41	$21.27	$20.02	$16.82
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)		(0.01)	(0.02)	0.00 (3)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.50)		2.28	4.93	0.45	1.28	3.27
Total from investment operations	(1.52)		2.27	4.91	0.45	1.25	3.20

Less distributions:
From net investment income	—		(0.01)	—	(0.03)	—	—
From net realized gain	(2.10)		(1.27)	—	(0.28)	—	—
Total distributions	(2.10)		(1.28)	—	(0.31)	—	—
Net asset value, end of period	$23.69		$27.31	$26.32	$21.41	$21.27	$20.02

Total Return	(5.50)%		8.89%	22.93%	2.09%	6.24%	19.02%

Supplemental data and ratios:
Net assets, end of period	$12,292,051		$18,111,932	$15,045,866	$12,630,891	$12,624,145	$14,977,451
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.80	%(4)	1.65%	1.80%	1.72%	1.73%	1.68%
After expense reimbursement or recovery	1.50	%(4)	1.50%	1.50%	1.50%	1.50%	1.58%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.46	)%(4)	(0.17)%	(0.39)%	(0.20)%	(0.35)%	(0.44)%
After expense reimbursement or recovery	(0.16	)%(4)	(0.02)%	(0.09)%	0.02%	(0.12)%	(0.34)%
Portfolio turnover rate	29.44%		104.00%	62.72%	118.26%	77.42%	66.79%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	23

Leuthold Global Industries Fund - Retail - LGINX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$16.90		$18.13	$15.64	$15.76	$16.54	$14.89
Income (loss) from investment operations:
Net investment income (2)	0.02		0.12	0.12	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments	(1.52)		0.09	3.01	0.41	(0.46)	1.68
Total from investment operations	(1.50)		0.21	3.13	0.53	(0.42)	1.76

Less distributions:
From net investment income	(0.13)		(0.17)	(0.07)	(0.07)	(0.05)	(0.11)
From net realized gain	(1.76)		(1.27)	(0.57)	(0.58)	(0.31)	—
Redemption fees	—		0.00 (3)	—	—	0.00 (3)	0.00 (3)
Total distributions	(1.89)		(1.44)	(0.64)	(0.65)	(0.36)	(0.11)
Net asset value, end of period	$13.51		$16.90	$18.13	$15.64	$15.76	$16.54

Total Return	(8.66)%		0.95%	20.90%	3.24%	(2.61)%	11.78%

Supplemental data and ratios:
Net assets, end of period	$1,192,486		$1,798,973	$1,952,884	$1,833,241	$5,015,722	$11,351,746
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	3.36	%(4)	2.60%	2.66%	2.35%	2.04%	2.06%
After expense reimbursement or recovery	1.50	%(4)	1.50%	1.50%	1.50%	1.50%	1.72%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.52	)%(4)	(0.43)%	(0.43)%	(0.10)%	(0.29)%	0.18%
After expense reimbursement or recovery	0.34	%(4)	0.67%	0.73%	0.75%	0.24%	0.52%
Portfolio turnover rate	44.01%		101.26%	87.41%	110.53%	95.84%	107.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

24	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional - LGIIX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$17.02		$18.22	$15.70	$15.82	$16.63	$14.95
Income (loss) from investment operations:
Net investment income (2)	0.04		0.16	0.16	0.15	0.08	0.13
Net realized and unrealized gain (loss) on investments	(1.53)		0.09	3.03	0.43	(0.48)	1.69
Total from investment operations	(1.49)		0.25	3.19	0.58	(0.40)	1.82

Less distributions:
From net investment income	(0.17)		(0.18)	(0.10)	(0.12)	(0.10)	(0.14)
From net realized gain	(1.76)		(1.27)	(0.57)	(0.58)	(0.31)	—
Redemption fees	—		—	—	—	0.00 (3)	—
Total distributions	(1.93)		(1.45)	(0.67)	(0.70)	(0.41)	(0.14)
Net asset value, end of period	$13.60		$17.02	$18.22	$15.70	$15.82	$16.63

Total Return	(8.53)%		1.17%	21.25%	3.47%	(2.44)%	12.16%

Supplemental data and ratios:
Net assets, end of period	$6,162,371		$8,640,784	$8,980,549	$9,802,258	$14,272,916	$16,853,310
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	3.11	%(4)	2.35%	2.41%	2.10%	1.79%	1.81%
After expense reimbursement or recovery	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.47%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.27	)% (4)	(0.18)%	(0.18)%	0.15%	(0.05)%	0.43%
After expense reimbursement or recovery	0.59	%(4)	0.92%	0.98%	1.00%	0.49%	0.77%
Portfolio turnover rate	44.01%		101.26%	87.41%	110.53%	95.84%	107.17%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	25

Grizzly Short Fund - GRZZX

Financial Highlights

	Six Months Ended March 31, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017(1)		Year Ended September 30, 2016(1)		Year Ended September 30, 2015(1)		Year Ended September 30, 2014(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$17.65		$21.48		$24.68		$31.96		$29.48		$34.32
Income (loss) from investment operations:
Net investment income (loss)	0.09	(3)	(0.03	)(3)	(0.40	)(3)	(0.72	)(3)	(0.80	)(3)	(1.04	)(4)
Net realized and unrealized gain (loss) on investments and securities sold short	(1.06)		(3.80)		(2.80)		(6.56)		3.28		(3.80)
Total from investment operations	(0.97)		(3.83)		(3.20)		(7.28)		2.48		(4.84)

Less distributions:
From net investment income	—		—		—		—		—		—
From net realized gain	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
Net asset value, end of period	$16.68		$17.65		$21.48		$24.68		$31.96		$29.48

Total Return	(5.55)%		(17.83)%		(12.97)%		(22.78)%		8.41%		(14.20)%

Supplemental data and ratios:
Net assets, end of period	$94,814,873		$98,948,757		$205,698,273		$178,211,844		$265,843,184		$72,182,207
Ratio of expenses to average net assets(5)	2.73	%(8)	2.64%		2.63%		2.65%		2.81%		3.35%
Ratio of net investment income (loss) to average net assets(6)	0.94	%(8)	(0.54)%		(1.78)%		(2.50)%		(2.81)%		(3.35)%
Portfolio turnover rate(7)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 18, 2018.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(5)	The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.61% for the period ended March 31, 2019, 1.53% for the year ended September 30, 2018, 1.54% for the year ended September 30, 2017, 1.52% for the year ended September 30, 2016, 1.55% for the year ended September 30, 2015, and 1.57% for the year ended September 30, 2014.
(6)	The net investment income ratios include dividends and interest on securities sold short.
(7)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(8)	Annualized.

26	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08%

Airlines - 0.81%
Delta Air Lines, Inc. (f)	56,269	$2,906,294
United Continental Holdings, Inc. (a)	35,089	2,799,400
		5,705,694
Biotechnology - 2.65%
AbbVie, Inc.	40,087	3,230,611
Amgen, Inc.	17,938	3,407,861
Biogen, Inc. (a)	10,617	2,509,647
Celgene Corp. (a)	25,077	2,365,764
Gilead Sciences, Inc.	50,886	3,308,099
Regeneron Pharmaceuticals, Inc. (a)(f)	9,152	3,757,994
		18,579,976
Chemicals - 0.00% (i)
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,405
Commercial Services & Supplies - 2.27%
Republic Services, Inc. (f)	66,628	5,355,559
Stericycle, Inc. (a)(f)	46,127	2,510,231
Tetra Tech, Inc.	41,002	2,443,309
Waste Management, Inc.	53,998	5,610,932
		15,920,031
Consumer Finance - 1.88%
Ally Financial, Inc. (f)	106,166	2,918,503
Capital One Financial Corp.	32,582	2,661,624
OneMain Holdings, Inc.	45,944	1,458,722
Santander Consumer USA Holdings, Inc. (f)	97,746	2,065,373
Synchrony Financial	72,486	2,312,303
World Acceptance Corp. (a)(f)	15,193	1,779,556
		13,196,081

	Shares	Fair Value
Entertainment - 1.18%
Viacom, Inc. - Class B	116,233	$3,262,660
The Walt Disney Co.	45,029	4,999,570
		8,262,230
Food & Staples Retailing - 2.16%
Costco Wholesale Corp.	32,582	7,889,405
Walmart, Inc.	73,950	7,212,344
		15,101,749
Health Care Providers & Services - 9.41%
Acadia Healthcare Co., Inc. (a)(f)	104,519	3,063,452
Anthem, Inc.	26,175	7,511,701
Centene Corp. (a)	105,800	5,617,980
Cigna Corp.	25,857	4,158,323
CVS Health Corp.	78,709	4,244,776
Encompass Health Corp.	66,811	3,901,762
HCA Healthcare, Inc.	56,839	7,410,669
Humana, Inc.	17,389	4,625,474
Laboratory Corp. of America Holdings (a)	23,064	3,528,331
Quest Diagnostics, Inc.	38,256	3,439,979
Select Medical Holdings Corp. (a)	142,775	2,011,700
Tenet Healthcare Corp. (a)	66,445	1,916,274
UnitedHealth Group, Inc.	30,752	7,603,740
Universal Health Services, Inc. - Class B	51,436	6,880,594
		65,914,755
Hotels, Restaurants & Leisure - 2.62%
BJ's Restaurants, Inc.	29,836	1,410,646
Brinker International, Inc. (f)	36,975	1,640,950
The Cheesecake Factory, Inc. (f)	37,341	1,826,722
Cracker Barrel Old Country Store, Inc. (f)	10,983	1,774,963
Darden Restaurants, Inc.	25,443	3,090,561
Dave & Buster's Entertainment, Inc. (f)	31,850	1,588,360

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	27

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08% (continued)

Hotels, Restaurants & Leisure - 2.62% (continued)
Dine Brands Global, Inc. (f)	20,684	$1,888,242
The Wendy's Co. (f)	107,264	1,918,953
Yum! Brands, Inc.	31,850	3,178,949
		18,318,346
Household Durables - 2.32%
D.R. Horton, Inc.	97,746	4,044,729
Lennar Corp. - Class A	58,574	2,875,398
Meritage Homes Corp. (a)(f)	41,917	1,874,109
PulteGroup, Inc.	148,998	4,165,984
Toll Brothers, Inc.	90,058	3,260,100
		16,220,320
Interactive Media & Services - 2.50%
Alphabet, Inc. - Class A (a)	7,709	9,072,645
Facebook, Inc. - Class A (a)	23,131	3,855,706
IAC/InterActiveCorp (a)	12,771	2,683,315
YY, Inc. - Class A - ADR (a)	23,008	1,932,902
		17,544,568
IT Services - 4.95%
Alliance Data Systems Corp. (f)	13,545	2,370,104
Fiserv, Inc. (a)(f)	64,432	5,688,057
FleetCor Technologies, Inc. (a)	14,644	3,611,064
Genpact, Ltd.	51,436	1,809,519
MasterCard, Inc. - Class A	35,328	8,317,978
MAXIMUS, Inc.	44,114	3,131,212
Visa, Inc. - Class A (f)	50,154	7,833,553
The Western Union Co. (f)	102,322	1,889,887
		34,651,374
Media - 1.49%
AMC Networks, Inc. - Class A (a)(f)	33,314	1,890,903
Comcast Corp. - Class A	100,675	4,024,986
Discovery, Inc. - Class A (a)(f)	65,896	1,780,510
Nexstar Media Group, Inc. - Class A (f)	25,443	2,757,258
		10,453,657

	Shares	Fair Value
Multiline Retail - 2.97%
Dollar General Corp.	57,476	$6,856,887
Dollar Tree, Inc. (a)	51,070	5,364,393
Target Corp. (f)	106,715	8,564,946
		20,786,226
Professional Services - 2.73%
ASGN, Inc. (a)(f)	58,940	3,742,101
Insperity, Inc.	44,846	5,545,656
Robert Half International, Inc. (f)	68,093	4,436,940
TriNet Group, Inc. (a)	62,601	3,739,784
TrueBlue, Inc. (a)	69,374	1,640,001
		19,104,482
Road & Rail - 4.04%
Canadian National Railway Co. (b)	33,131	2,964,562
Canadian Pacific Railway, Ltd. (b)	19,220	3,959,897
CSX Corp. (f)	55,280	4,136,049
Genesee & Wyoming, Inc. - Class A (a)	35,328	3,078,482
Kansas City Southern	32,582	3,778,860
Norfolk Southern Corp.	23,247	4,344,632
Union Pacific Corp. (f)	24,528	4,101,082
Werner Enterprises, Inc. (f)	57,476	1,962,805
		28,326,369

Semiconductors & Semiconductor Equipment - 3.21%
Applied Materials, Inc.	113,122	4,486,419
KLA-Tencor Corp.	23,064	2,754,072
Kulicke & Soffa Industries, Inc. (b)	62,601	1,384,108
Lam Research Corp.	40,819	7,307,009
MKS Instruments, Inc. (f)	42,832	3,985,518
SolarEdge Technologies, Inc. (a)(b)(f)	67,544	2,545,058
		22,462,184

28	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08% (continued)

Software - 3.72%
Check Point Software Technologies, Ltd. (a)(b)	38,869	$4,916,540
Fortinet, Inc. (a)	43,577	3,659,160
Microsoft Corp.	75,505	8,905,060
Oracle Corp.	90,669	4,869,832
VMware, Inc. - Class A (f)	20,461	3,693,415
		26,044,007
Specialty Retail - 3.17%
Aaron's, Inc. (f)	73,218	3,851,267
AutoZone, Inc. (a)	3,478	3,561,889
Group 1 Automotive, Inc.	28,006	1,811,988
The Home Depot, Inc.	15,193	2,915,385
Lowe's Companies, Inc.	50,154	5,490,358
Penske Automotive Group, Inc.	47,409	2,116,812
Williams-Sonoma, Inc. (f)	43,287	2,435,760
		22,183,459
TOTAL COMMON STOCKS
(Cost $313,776,829)		$378,781,913

INVESTMENT COMPANIES - 12.08%

Exchange Traded Funds - 12.08%
Invesco CurrencyShares Euro Currency Trust (a)(f)	34,111	$3,650,559
Invesco CurrencyShares Japanese Yen Trust (a)(f)(h)	239,414	20,615,940
iShares Floating Rate Bond ETF (f)	120,161	6,117,396
iShares International Treasury Bond ETF (f)	347,250	17,029,140
iShares JP Morgan USD Emerging Markets Bond ETF	52,626	5,792,018
iShares MBS ETF (f)	101,832	10,830,851
SPDR Gold Shares (a)(f)	168,792	20,594,312
TOTAL INVESTMENT COMPANIES
(Cost $84,608,182)		$84,630,216

	Principal Amount	Fair Value
CORPORATE BONDS - 2.62%

Banks - 0.78%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,441,133

Food Products - 0.60%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,182,139

Software - 0.66%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,614,015

Technology Hardware, Storage & Peripherals - 0.58%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,079,805
TOTAL CORPORATE BONDS
(Cost $18,163,007)		$18,317,092

UNITED STATES TREASURY OBLIGATIONS - 5.23%

United States Treasury Inflation
Index Bond - 1.38%
0.125%, 07/15/2022	$9,730,816	$9,678,533
United States Treasury Notes - 3.85%
2.500%, 12/31/2020	4,260,000	4,272,813
2.500%, 01/31/2025	13,980,000	14,141,097
3.500%, 02/15/2039	7,540,000	8,543,468
		26,957,378
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $35,672,586)		$36,635,911

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	29

Leuthold Core Investment Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS - 4.09%
Argentine Republic Government International Bond
6.250%, 04/22/2019 (b)		$4,300,000	$4,302,150
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD	5,400,000	4,203,825
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR	10,480,000	12,655,588
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP	3,750,000	5,214,008
Korea International Bond
7.125%, 04/16/2019 (b)		$2,250,000	2,254,208
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $28,150,253)			$28,629,779

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 20.41%

Money Market Funds - 20.41%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.300% (c)(g)	142,962,278	$142,962,278
TOTAL SHORT-TERM INVESTMENTS
(Cost $142,962,278)		$142,962,278

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.05%
Mount Vernon Liquid Assets Portfolio, LLC, 2.610% (c)	105,428,945	$105,428,945
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
(Cost $105,428,945)		$105,428,945

Fair Value
Total Investments
(Cost $728,762,080) - 113.56%	$795,386,134
Liabilities in Excess of Other Assets - (13.56)%	(95,005,125)
TOTAL NET ASSETS - 100.00%	$700,381,009

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP British Pound

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	Illiquid security. The fair value of these securities total $6,405 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of March 31, 2019. Total loaned securities had a value of $103,535,380 or 14.78% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 8.

(g)	All or a portion of the assets have been committed as collateral for open securites sold short.
(h)	Affiliated security. At March 31, 2019, the market value of this security totals $20,615,940, which represents 2.94% of total net assets.
(I)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

30	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 6.81%

Aerospace & Defense - 0.14%
Embraer SA - ADR	12,158	$231,124
L3 Technologies, Inc.	3,793	782,761
		1,013,885
Beverages - 0.50%
Anheuser-Busch InBev SA/NV - ADR	7,950	667,561
Brown-Forman Corp. - Class B	18,601	981,761
Keurig Dr Pepper, Inc.	27,642	773,147
MGP Ingredients, Inc.	3,325	256,524
Monster Beverage Corp.	15,224	830,926
		3,509,919
Capital Markets - 0.15%
SEI Investments Co.	14,756	771,001
WisdomTree Investments, Inc.	34,708	245,038
		1,016,039
Chemicals - 0.18%
GCP Applied Technologies, Inc.	8,570	253,672
The Scotts Miracle-Gro Co.	9,716	763,483
Sensient Technologies Corp.	3,728	252,721
		1,269,876
Commercial Services & Supplies - 0.21%
Copart, Inc.	12,626	765,010
Healthcare Services Group, Inc.	14,081	464,532
Ritchie Bros Auctioneers, Inc. (b)	7,066	240,244
		1,469,786
Construction & Engineering - 0.04%
Granite Construction, Inc.	5,767	248,846
Construction Materials - 0.06%
Summit Materials, Inc. - Class A	27,642	438,679

	Shares	Fair Value
Diversified Consumer Services - 0.23%
New Oriental Education & Technology Group, Inc. - ADR	9,508	$856,576
ServiceMaster Global Holdings, Inc.	16,066	750,282
		1,606,858

Electronic Equipment, Instruments & Components - 0.22%
Cognex Corp.	14,860	755,780
IPG Photonics Corp.	5,352	812,326
		1,568,106

Energy Equipment & Services - 0.47%
Baker Hughes, a GE Co. - Class A	31,383	869,937
Core Laboratories NV (b)	11,898	820,129
Halliburton Co.	17,926	525,232
National Oilwell Varco, Inc.	17,562	467,852
Schlumberger, Ltd.	14,185	618,040
		3,301,190
Entertainment - 0.35%
Activision Blizzard, Inc.	18,133	825,595
Electronic Arts, Inc.	7,158	727,468
Netflix, Inc.	2,494	889,261
		2,442,324
Food Products - 0.04%
BRF SA - ADR	51,854	301,790
Health Care Equipment & Supplies - 0.47%
Align Technology, Inc.	3,429	974,968
Becton Dickinson and Co.	2,962	739,700
Insulet Corp.	8,417	800,372
Intuitive Surgical, Inc.	1,351	770,854
		3,285,894
Health Care Technology - 0.10%
Teladoc Health, Inc.	12,782	710,679

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	31

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 6.81% (continued)

Hotels, Restaurants & Leisure - 0.46%
Boyd Gaming Corp.	30,967	$847,257
Melco Resorts & Entertainment, Ltd. - ADR	39,852	900,257
MGM Resorts International	27,278	699,953
Vail Resorts, Inc.	3,530	767,069
		3,214,536
Household Products - 0.04%
Spectrum Brands Holdings, Inc.	4,520	247,606
Industrial Conglomerates - 0.11%
General Electric Co.	77,262	771,847
Insurance - 0.30%
American International Group, Inc.	15,172	653,306
Fidelity National Financial, Inc.	20,333	743,171
RenaissanceRe Holdings, Ltd. (b)	5,077	728,550
		2,125,027
Interactive Media & Services - 0.08%
Snap, Inc. - Class A	52,790	581,746
Internet & Direct Marketing Retail - 0.29%
Alibaba Group Holding, Ltd. - ADR	4,001	729,983
GrubHub, Inc.	11,847	823,011
Shutterfly, Inc.	12,088	491,256
		2,044,250
Machinery - 0.38%
Fortive Corp.	9,404	788,901
IDEX Corp.	6,027	914,537
Xylem, Inc.	11,795	932,277
		2,635,715
Multi-Utilities - 0.11%
Sempra Energy	6,183	778,192

	Shares	Fair Value
Oil, Gas & Consumable Fuels - 0.26%
Concho Resources, Inc.	6,703	$743,765
Diamondback Energy, Inc.	8,157	828,180
Jagged Peak Energy, Inc.	24,109	252,421
		1,824,366
Pharmaceuticals - 0.08%
Nektar Therapeutics	16,003	537,701
Professional Services - 0.22%
CoStar Group, Inc.	1,603	747,671
TransUnion	11,422	763,447
		1,511,118
Real Estate Investment Trusts (REITs) - 0.11%
Equinix, Inc.	1,767	800,734
Real Estate Management & Development - 0.09%
The Howard Hughes Corp.	5,560	611,600
Semiconductors & Semiconductor Equipment - 0.30%
Ambarella, Inc.	14,444	623,981
Marvell Technology Group, Ltd.	38,397	763,716
Microchip Technology, Inc.	8,625	715,530
		2,103,227
Software - 0.49%
2U, Inc.	10,288	728,905
Blackbaud, Inc.	7,950	633,853
Cloudera, Inc.	32,318	353,559
Instructure, Inc.	8,313	391,708
Pegasystems, Inc.	9,353	607,945
Proofpoint, Inc.	6,183	750,802
		3,466,772

Technology Hardware, Storage & Peripherals - 0.13%
Pure Storage, Inc.	40,372	879,706

32	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 6.81% (continued)

Thrifts & Mortgage Finance - 0.12%
LendingTree, Inc.	2,442	$858,509
Trading Companies & Distributors - 0.08%
SiteOne Landscape Supply, Inc.	9,612	549,326
TOTAL COMMON STOCKS
(Proceeds $47,732,297)		$47,725,849

INVESTMENT COMPANIES - 0.23%

Exchange Traded Funds - 0.23%
SPDR S&P 500 ETF Trust	5,612	$1,585,278
TOTAL INVESTMENT COMPANIES
(Proceeds $1,539,831)		$1,585,278

TOTAL SECURITIES SOLD SHORT
(Proceeds $49,272,128) - 7.04%		$49,311,127

Percentages are stated as a percent of net assets.
ADR   American Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	33

Leuthold Global Fund

Schedule of Investments
March 31, 2019  (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.47%

Airlines - 1.56%
Hawaiian Holdings, Inc. (f)	7,463	$195,904
International Consolidated Airlines Group SA (b)	46,366	308,520
SkyWest, Inc. (f)	4,646	252,231
United Continental Holdings, Inc. (a)	3,557	283,777
		1,040,432
Banks - 0.60%
Nedbank Group, Ltd. (b)	8,854	154,737
Taishin Financial Holding Co., Ltd. (b)	291,000	132,765
Turkiye Halk Bankasi AS (b)	98,282	112,968
		400,470
Communications Equipment - 3.03%
Arcadyan Technology Corp. (b)	104,000	315,486
Ciena Corp. (a)	12,937	483,067
Cisco Systems, Inc. (f)	8,841	477,326
CommScope Holding Co., Inc. (a)	10,768	233,989
Lumentum Holdings, Inc. (a)(f)	7,295	412,459
Taihan Fiberoptics Co., Ltd. (a)(b)	27,717	98,047
		2,020,374
Consumer Finance - 2.11%
Ally Financial, Inc. (f)	12,372	340,106
Encore Capital Group, Inc. (a)(f)	5,560	151,399
Hitachi Capital Corp. (b)	7,200	167,211
Krungthai Card PCL - NVDR	187,700	208,926
Nelnet, Inc. - Class A	3,663	201,721
Santander Consumer USA Holdings, Inc. (f)	16,066	339,475
		1,408,838

	Shares	Fair Value
Diversified Telecommunication Services - 0.66%
China Telecom Corp., Ltd. - ADR	2,739	$153,411
Telekomunikasi Indonesia Persero Tbk PT - ADR	5,750	157,895
Telkom SA SOC, Ltd. (b)	24,815	126,029
		437,335
Electric Utilities - 0.18%
EDP - Energias do Brasil SA (b)	28,400	123,382
Entertainment - 0.94%
Viacom, Inc. - Class B	9,345	262,314
The Walt Disney Co.	3,261	362,069
		624,383
Health Care Providers & Services - 6.08%
Alfresa Holdings Corp. (b)	15,800	450,249
AmerisourceBergen Corp.	3,665	291,441
Anthem, Inc.	2,319	665,507
Centene Corp. (a)	8,999	477,847
Cigna Corp.	3,777	607,417
CVS Health Corp.	5,977	322,340
Laboratory Corp. of America Holdings (a)(f)	2,034	311,161
Medipal Holdings Corp. (b)	17,300	411,633
UnitedHealth Group, Inc.	2,104	520,235
		4,057,830
Household Durables - 2.65%
Barratt Developments PLC (b)	35,180	274,804
Haseko Corp. (b)	23,800	299,970
Lennar Corp. - Class A (f)	6,975	342,403
Meritage Homes Corp. (a)(f)	6,601	295,131
Redrow PLC (b)	37,372	292,840
TRI Pointe Group, Inc. (a)(f)	20,758	262,381
		1,767,529

34	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.47% (continued)

Insurance - 2.68%
Dai-ichi Life Holdings, Inc. (b)	16,400	$228,310
Legal & General Group PLC (b)	87,839	315,223
Lincoln National Corp.	2,792	163,890
Medibank Pvt, Ltd. (b)	104,799	205,707
Old Mutual, Ltd. (b)	70,945	104,366
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	48,000	540,394
Prudential Financial, Inc.	2,509	230,527
		1,788,417
Interactive Media & Services - 2.54%
Alphabet, Inc. - Class A (a)	526	619,044
Auto Trader Group PLC (b)	28,087	191,032
Baidu, Inc. - Class A - ADR (a)	1,567	258,320
Facebook, Inc. - Class A (a)	1,145	190,860
IAC/InterActiveCorp (a)	1,211	254,443
Yandex NV - Class A (a)(b)	5,253	180,388
		1,694,087
IT Services - 6.25%
Accenture PLC - Class A (b)(f)	2,485	437,410
Bechtle AG (b)	2,276	211,166
CACI International, Inc. - Class A (a)	1,651	300,515
Computershare, Ltd. (b)	15,016	182,538
CSG Systems International, Inc.	4,861	205,620
DXC Technology Co.	4,720	303,543
First Data Corp. - Class A (a)(f)	11,804	310,091
FleetCor Technologies, Inc. (a)(f)	1,416	349,172
Genpact, Ltd.	10,306	362,565
ManTech International Corp. - Class A	3,513	189,772
MAXIMUS, Inc.	3,261	231,466
NET One Systems Co., Ltd. (b)	18,000	455,186

	Shares	Fair Value
IT Services - 6.25% (continued)
NS Solutions Corp. (b)	7,800	$210,926
TIS, Inc. (b)	4,200	199,292
Wipro, Ltd. - ADR	54,577	217,217
		4,166,479
Life Sciences Tools & Services - 3.57%
Bio-Rad Laboratories, Inc. - Class A (a)	961	293,758
Cambrex Corp. (a)(f)	5,976	232,168
Eurofins Scientific SE (b)	620	256,843
Gerresheimer AG (b)	3,945	296,952
IQVIA Holdings, Inc. (a)(f)	3,141	451,833
Medpace Holdings, Inc. (a)	4,903	289,130
Siegfried Holding AG (b)	737	264,711
Syneos Health, Inc. (a)(f)	5,691	294,566
		2,379,961
Media - 2.89%
Comcast Corp. - Class A	9,899	395,762
Fuji Media Holdings, Inc. (b)	12,500	172,671
Naspers, Ltd. (b)	1,641	382,421
Nexstar Media Group, Inc. - Class A (f)	3,398	368,241
Quebecor Inc. - Class B (b)	7,870	192,929
TEGNA, Inc.	15,587	219,777
Telenet Group Holding NV (b)	4,112	197,747
		1,929,548
Metals & Mining - 1.32%
BlueScope Steel, Ltd. (b)	38,133	378,490
Evraz PLC (b)	26,156	211,617
Reliance Steel & Aluminum Co.	2,001	180,610
United States Steel Corp.	5,552	108,208
		878,925

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	35

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.47% (continued)

Oil, Gas & Consumable Fuels - 7.29%
Adaro Energy Tbk PT (b)	1,443,500	$136,700
Cenovus Energy, Inc. (b)	22,679	196,854
Ecopetrol SA - ADR (f)	11,800	252,992
Enagas SA (b)	6,760	196,801
Energy Transfer LP	18,672	286,989
Eni SpA - ADR	6,603	232,690
Enterprise Products Partners LP	10,241	298,013
Equinor ASA - ADR (f)	10,164	223,303
Exxon Mobil Corp.	4,082	329,826
Galp Energia SGPS SA (b)	10,860	174,018
Keyera Corp. (b)	8,815	207,850
Magellan Midstream Partners LP	3,281	198,927
MOL Hungarian Oil & Gas PLC - A Series (b)	18,685	214,272
Peabody Energy Corp.	7,084	200,690
Phillips 66 Partners LP	3,830	200,500
Plains All American Pipeline LP	11,399	279,389
PTT PCL - NVDR	139,400	210,864
Repsol SA (b)	13,146	224,907
TransCanada Corp. (b)	6,539	293,863
Whitehaven Coal, Ltd. (b)	86,273	248,898
Yanzhou Coal Mining Co., Ltd. - H Shares (b)	262,000	257,820
		4,866,166
Paper & Forest Products - 0.07%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,465
Road & Rail - 2.86%
Canadian National Railway Co. (b)	3,358	300,474
Canadian Pacific Railway, Ltd. (b)(f)	1,414	291,326
Central Japan Railway Co. (b)	1,200	278,936
CSX Corp. (f)	3,949	295,464
Hitachi Transport System, Ltd. (b)	6,400	190,169

	Shares	Fair Value
Road & Rail - 2.86% (continued)
Knight-Swift Transportation Holdings, Inc. (f)	5,566	$181,897
Ryder System, Inc.	2,990	185,350
TFI International, Inc. (b)	6,332	187,020
		1,910,636
Semiconductors & Semiconductor
Equipment - 4.41%
Applied Materials, Inc.	6,329	251,008
DB HiTek Co., Ltd. (b)	15,235	168,158
Intel Corp.	7,242	388,895
Lam Research Corp.	1,834	328,304
Micron Technology, Inc. (a)	13,150	543,490
ON Semiconductor Corp. (a)(f)	16,008	329,285
SCREEN Holdings Co., Ltd. (b)	3,100	125,403
Sino-American Silicon Products, Inc. (a)(b)	80,000	175,706
STMicroelectronics NV - NYRS	14,244	211,523
SUMCO Corp. (b)	19,300	215,893
UniTest, Inc. (b)	14,835	203,938
		2,941,603
Thrifts & Mortgage Finance - 0.21%
Sangsangin Co., Ltd. (a)(b)	8,228	137,130
Wireless Telecommunication Services - 3.57%
China Mobile, Ltd. - ADR	5,938	302,779
KDDI Corp. (b)	19,100	411,362
Rogers Communications, Inc. - Class B (b)	6,430	345,811
SoftBank Group Corp. (b)	8,100	789,561
Telephone & Data Systems, Inc.	8,054	247,500
T-Mobile US, Inc. (a)	4,121	284,761
		2,381,774
TOTAL COMMON STOCKS
(Cost $36,812,296)		$37,002,764

36	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS - 0.21%

Diversified Telecommunication Services - 0.21%
Telefonica Brasil SA - ADR	11,737	$141,666
TOTAL PREFERRED STOCKS
(Cost $151,917)		$141,666
INVESTMENT COMPANIES - 11.69%

Exchange Traded Funds - 11.69%
Invesco CurrencyShares Euro Currency Trust (a)(f)	5,297	$566,885
Invesco CurrencyShares Japanese Yen Trust (a)(f)	21,570	1,857,393
iShares Floating Rate Bond ETF (f)	13,602	692,478
iShares International Treasury Bond ETF (f)	27,995	1,372,875
iShares JP Morgan USD Emerging Markets Bond ETF	3,940	433,636
iShares MBS ETF (f)	7,455	792,914
SPDR Gold Shares (a)(f)	17,038	2,078,806
TOTAL INVESTMENT COMPANIES
(Cost $7,785,377)		$7,794,987

	Principal Amount		Fair Value
CORPORATE BONDS - 1.71%

Banks - 0.83%
JPMorgan Chase & Co.
1.500%, 01/27/2025		$470,000	$555,942
Diversified Telecommunication Services - 0.88%
AT&T, Inc.
3.400%, 05/15/2025		590,000	583,814
TOTAL CORPORATE BONDS
(Cost $1,099,898)			$1,139,756

UNITED STATES TREASURY OBLIGATIONS - 5.06%

United States Treasury Inflation Indexed Bond - 1.62%
0.125%, 07/15/2022		$1,089,107	$1,083,255
United States Treasury Notes - 3.44%
2.500%, 01/31/2025		1,289,000	1,303,854
3.500%, 02/15/2039		873,000	989,184
			2,293,038
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,273,523)			$3,376,293

FOREIGN GOVERNMENT BONDS - 5.85%
Argentine Republic Government International Bond
6.250%, 04/22/2019 (b)		$725,000	$725,363
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD	610,000	474,877
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR	1,180,000	1,424,961
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP	630,000	875,953
Korea International Bond
7.125%, 04/16/2019 (b)		$400,000	400,748
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $3,834,098)			$3,901,902

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	37

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 17.60%

Money Market Funds - 17.60%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.300% (c)(g)	11,740,450	$11,740,450
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,740,450)		$11,740,450

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.23%
Mount Vernon Liquid Assets Portfolio, LLC, 2.610% (c)	12,827,954	$12,827,954

TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $12,827,954)		$12,827,954
Total Investments
(Cost $77,525,513) - 116.82%		$77,925,772

Liabilities in Excess of Other Assets - (16.82)%		(11,221,398)
TOTAL NET ASSETS - 100.00%		$66,704,374

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP British Pound
NVDR Non-Voting Depositary Receipt
NYRS New York Registry Shares

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	Illiquid security. The fair value of these securities total $47,465 which represents 0.07% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
This security or a portion of this security was out on loan as of March 31, 2019. Total loaned securities had a value of $12,580,175 or 18.86% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 8.

(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

38	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$1,015,633	1.30%
Brazilian Real	123,382	0.16
British Pound	2,574,355	3.30
Canadian Dollar	1,408,487	1.81
Euro	3,539,337	4.54
Hong Kong Dollar	845,679	1.09
Hungarian Forint	214,272	0.28
Indonesian Rupiah	136,700	0.18
Japanese Yen	4,606,772	5.91
New Taiwan Dollar	623,957	0.80
South African Rand	663,187	0.85
South Korea Won	607,273	0.78
Swiss Franc	264,710	0.34
Thai Baht	419,790	0.54
Turkish Lira	112,968	0.14
US Dollar	60,769,270	77.98
Total Investments	$77,925,772	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
Argentina	$725,363	0.93%
Australia	1,015,633	1.30
Belgium	197,747	0.25
Brazil	265,048	0.34
Canada	2,491,004	3.20
China	1,257,410	1.61
Colombia	252,992	0.33
France	1,424,961	1.83
Germany	508,118	0.65
Hong Kong	302,779	0.39
Hungary	214,272	0.28
India	217,217	0.28
Indonesia	294,595	0.38
Ireland	437,410	0.56
Italy	232,690	0.30
Japan	4,606,772	5.91
Luxembourg	256,843	0.33
Norway	223,303	0.29
Portugal	174,018	0.22
Russia	392,005	0.50
South Africa	767,553	0.99
South Korea	1,008,021	1.29
Spain	421,708	0.54
Switzerland	476,233	0.61
Taiwan	623,957	0.80
Thailand	419,790	0.54
Turkey	112,968	0.14
United Kingdom	2,258,372	2.90
United States	56,346,990	72.31
Total Investments	$77,925,772	100.00%

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	39

Leuthold Global Fund

Schedule of Investments Sold Short - (a)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.53%

Aerospace & Defense - 0.07%
Embraer SA - ADR	600	$11,406
L3 Technologies, Inc.	187	38,591
		49,997
Beverages - 0.26%
Anheuser-Busch InBev SA/NV - ADR	392	32,916
Brown-Forman Corp. - Class B	918	48,452
Keurig Dr Pepper, Inc.	1,364	38,151
MGP Ingredients, Inc.	164	12,653
Monster Beverage Corp.	751	40,989
		173,161
Capital Markets - 0.08%
SEI Investments Co.	728	38,038
WisdomTree Investments, Inc.	1,713	12,094
		50,132
Chemicals - 0.09%
GCP Applied Technologies, Inc.	422	12,491
The Scotts Miracle-Gro Co.	479	37,640
Sensient Technologies Corp.	184	12,473
		62,604
Commercial Services & Supplies - 0.11%
Copart, Inc.	623	37,748
Healthcare Services Group, Inc.	695	22,928
Ritchie Bros Auctioneers, Inc. (b)	349	11,866
		72,542
Construction & Engineering - 0.02%
Granite Construction, Inc.	285	12,298
Construction Materials - 0.03%
Summit Materials, Inc. - Class A	1,364	21,647

	Shares	Fair Value

Diversified Consumer Services - 0.12%
New Oriental Education & Technology Group, Inc. - ADR	469	$42,252
ServiceMaster Global Holdings, Inc.	792	36,987
		79,239

Electronic Equipment, Instruments & Components - 0.12%
Cognex Corp.	733	37,280
IPG Photonics Corp.	264	40,070
		77,350
Energy Equipment & Services - 0.24%
Baker Hughes, a GE Co. - Class A	1,549	42,938
Core Laboratories NV (b)	587	40,462
Halliburton Co.	885	25,930
National Oilwell Varco, Inc.	867	23,097
Schlumberger, Ltd.	700	30,499
		162,926
Entertainment - 0.18%
Activision Blizzard, Inc.	895	40,749
Electronic Arts, Inc.	353	35,876
Netflix, Inc.	123	43,857
		120,482
Food Products - 0.02%
BRF SA - ADR	2,559	14,893
Health Care Equipment & Supplies - 0.24%
Align Technology, Inc.	169	48,052
Becton Dickinson and Co.	146	36,460
Insulet Corp.	415	39,462
Intuitive Surgical, Inc.	67	38,229
		162,203
Health Care Technology - 0.05%
Teladoc Health, Inc.	631	35,084

40	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.53% (continued)

Hotels, Restaurants & Leisure - 0.24%
Boyd Gaming Corp.	1,528	$41,806
Melco Resorts & Entertainment, Ltd. - ADR	1,967	44,435
MGM Resorts International	1,346	34,538
Vail Resorts, Inc.	174	37,810
		158,589
Household Products - 0.02%
Spectrum Brands Holdings, Inc.	223	12,216
Industrial Conglomerates - 0.06%
General Electric Co.	3,813	38,092
Insurance - 0.16%
American International Group, Inc.	749	32,252
Fidelity National Financial, Inc.	1,002	36,623
RenaissanceRe Holdings, Ltd. (b)	250	35,875
		104,750
Interactive Media & Services - 0.04%
Snap, Inc. - Class A	2,605	28,707
Internet & Direct Marketing Retail - 0.15%
Alibaba Group Holding, Ltd. - ADR	197	35,943
GrubHub, Inc.	585	40,640
Shutterfly, Inc.	596	24,221
		100,804
Machinery - 0.19%
Fortive Corp.	464	38,925
IDEX Corp.	297	45,067
Xylem, Inc.	582	46,001
		129,993
Multi-Utilities - 0.06%
Sempra Energy	305	38,387

	Shares	Fair Value
Oil, Gas & Consumable Fuels - 0.14%
Concho Resources, Inc.	331	$36,728
Diamondback Energy, Inc.	403	40,917
Jagged Peak Energy, Inc.	1,190	12,459
		90,104
Pharmaceuticals - 0.04%
Nektar Therapeutics	790	26,544
Professional Services - 0.11%
CoStar Group, Inc.	79	36,847
TransUnion	563	37,631
		74,478
Real Estate Investment Trusts (REITs) - 0.06%
Equinix, Inc.	87	39,425
Real Estate Management & Development - 0.05%
The Howard Hughes Corp.	274	30,140
Semiconductors & Semiconductor Equipment - 0.16%
Ambarella, Inc.	713	30,802
Marvell Technology Group, Ltd.	1,895	37,691
Microchip Technology, Inc.	426	35,341
		103,834
Software - 0.26%
2U, Inc.	508	35,992
Blackbaud, Inc.	392	31,254
Cloudera, Inc.	1,595	17,450
Instructure, Inc.	410	19,319
Pegasystems, Inc.	462	30,030
Proofpoint, Inc.	305	37,036
		171,081

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	41

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.53% (continued)

Technology Hardware, Storage & Peripherals - 0.06%
Pure Storage, Inc.	1,992	$43,406
Thrifts & Mortgage Finance - 0.06%
LendingTree, Inc.	121	42,539
Trading Companies & Distributors - 0.04%
SiteOne Landscape Supply, Inc.	474	27,089
TOTAL COMMON STOCKS
(Proceeds $2,350,200)		$2,354,736

INVESTMENT COMPANIES - 3.75%

Exchange Traded Funds - 3.75%
iShares MSCI ACWI ETF	15,486	$1,117,315
iShares MSCI EAFE ETF	15,973	1,036,008
iShares MSCI Emerging Markets ETF	6,240	267,821
SPDR S&P 500 ETF Trust	277	78,247
TOTAL INVESTMENT COMPANIES
(Proceeds $2,727,393)		$2,499,391

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,077,593) - 7.28%		$4,854,127

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

42	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10%
Airlines - 1.52%
Delta Air Lines, Inc.	1,844	$95,242
United Continental Holdings, Inc. (a)	1,150	91,747
		186,989
Biotechnology - 4.95%
AbbVie, Inc.	1,313	105,815
Amgen, Inc.	587	111,518
Biogen, Inc. (a)	349	82,497
Celgene Corp. (a)	816	76,981
Gilead Sciences, Inc.	1,651	107,332
Regeneron Pharmaceuticals, Inc. (a)	302	124,007
		608,150
Commercial Services & Supplies - 4.23%
Republic Services, Inc.	2,164	173,943
Stericycle, Inc. (a)	1,543	83,970
Tetra Tech, Inc.	1,353	80,625
Waste Management, Inc.	1,752	182,050
		520,588
Consumer Finance - 3.47%
Ally Financial, Inc.	3,454	94,950
Capital One Financial Corp.	1,066	87,082
OneMain Holdings, Inc.	1,488	47,244
Santander Consumer USA Holdings, Inc.	3,117	65,862
Synchrony Financial	2,333	74,423
World Acceptance Corp. (a)	488	57,159
		426,720
Entertainment - 2.21%
Viacom, Inc. - Class B	3,801	106,694
The Walt Disney Co.	1,489	165,324
		272,018

	Shares	Fair Value
Food & Staples Retailing - 4.02%
Costco Wholesale Corp.	1,064	$257,637
Walmart, Inc.	2,422	236,218
		493,855
Health Care Providers & Services - 17.09%
Acadia Healthcare Co., Inc. (a)	3,336	97,778
Anthem, Inc.	830	238,193
Centene Corp. (a)	3,346	177,673
Cigna Corp.	802	128,978
CVS Health Corp.	2,503	134,987
Encompass Health Corp.	2,142	125,093
HCA Healthcare, Inc.	1,807	235,597
Humana, Inc.	549	146,034
Laboratory Corp. of America Holdings (a)	745	113,970
Quest Diagnostics, Inc.	1,235	111,051
Select Medical Holdings Corp. (a)	4,539	63,954
Tenet Healthcare Corp. (a)	2,124	61,256
UnitedHealth Group, Inc.	983	243,057
Universal Health Services, Inc. - Class B	1,673	223,797
		2,101,418
Hotels, Restaurants & Leisure - 4.87%
BJ’s Restaurants, Inc.	980	46,335
Brinker International, Inc.	1,211	53,744
The Cheesecake Factory, Inc.	1,225	59,927
Cracker Barrel Old Country Store, Inc.	361	58,341
Darden Restaurants, Inc.	825	100,213
Dave & Buster’s Entertainment, Inc.	1,044	52,064
Dine Brands Global, Inc.	678	61,895
The Wendy’s Co.	3,517	62,919
Yum! Brands, Inc.	1,031	102,904
		598,342

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	43

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10% (continued)
Household Durables - 4.20%
D.R. Horton, Inc.	3,120	$129,105
Lennar Corp. - Class A	1,866	91,602
Meritage Homes Corp. (a)	1,331	59,509
PulteGroup, Inc.	4,724	132,083
Toll Brothers, Inc.	2,868	103,822
		516,121
Interactive Media & Services - 4.64%
Alphabet, Inc. - Class A (a)	251	295,399
Facebook, Inc. - Class A (a)	749	124,851
IAC/InterActiveCorp (a)	419	88,036
YY, Inc. - Class A - ADR (a)	745	62,588
		570,874
IT Services - 9.01%
Alliance Data Systems Corp.	444	77,691
Fiserv, Inc. (a)	2,044	180,444
FleetCor Technologies, Inc. (a)	478	117,870
Genpact, Ltd.	1,672	58,821
MasterCard, Inc. - Class A	1,120	263,704
MAXIMUS, Inc.	1,438	102,069
Visa, Inc. - Class A	1,587	247,874
The Western Union Co.	3,236	59,769
		1,108,242
Media - 2.80%
AMC Networks, Inc. - Class A (a)	1,084	61,528
Comcast Corp. - Class A	3,336	133,373
Discovery, Inc. - Class A (a)	2,186	59,066
Nexstar Media Group, Inc.- Class A	830	89,947
		343,914
Multiline Retail - 5.36%
Dollar General Corp.	1,820	217,126
Dollar Tree, Inc. (a)	1,621	170,270
Target Corp.	3,379	271,198
		658,594

	Shares	Fair Value
Professional Services - 4.97%
ASGN, Inc. (a)	1,857	$117,901
Insperity, Inc.	1,455	179,925
Robert Half International, Inc.	2,173	141,593
TriNet Group, Inc. (a)	1,993	119,062
TrueBlue, Inc. (a)	2,211	52,268
		610,749
Road & Rail - 7.43%
Canadian National Railway Co. (b)	1,061	94,938
Canadian Pacific Railway, Ltd. (b)	617	127,121
CSX Corp.	1,775	132,805
Genesee & Wyoming, Inc. - Class A (a)	1,133	98,730
Kansas City Southern	1,053	122,127
Norfolk Southern Corp.	749	139,981
Union Pacific Corp.	797	133,258
Werner Enterprises, Inc.	1,872	63,929
		912,889
Semiconductors & Semiconductor Equipment - 5.78%
Applied Materials, Inc.	3,562	141,269
KLA-Tencor Corp.	734	87,647
Kulicke & Soffa Industries, Inc. (b)	1,989	43,977
Lam Research Corp.	1,295	231,818
MKS Instruments, Inc.	1,353	125,896
SolarEdge Technologies, Inc. (a)(b)	2,107	79,392
		709,999
Software - 6.84%
Check Point Software Technologies, Ltd. (a)(b)	1,260	159,377
Fortinet, Inc. (a)	1,411	118,482
Microsoft Corp.	2,432	286,830
Oracle Corp.	2,917	156,672
VMware, Inc. - Class A	662	119,498
		840,859

44	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10% (continued)
Specialty Retail - 5.71%
Aaron’s, Inc.	2,323	$122,190
AutoZone, Inc. (a)	110	112,653
Group 1 Automotive, Inc.	895	57,906
The Home Depot, Inc.	476	91,340
Lowe’s Companies, Inc.	1,597	174,824
Penske Automotive Group, Inc.	1,505	67,198
Williams-Sonoma, Inc.	1,345	75,683
		701,794
TOTAL COMMON STOCKS
(Cost $10,125,743)		$12,182,115

SHORT-TERM INVESTMENTS - 1.04%
Money Market Funds - 1.04%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.300% (c)	127,268	$127,268
TOTAL SHORT-TERM
INVESTMENTS (Cost $127,268)		$127,268

Total Investments
(Cost $10,253,011) - 100.14%		$12,309,383
Liabilities in Excess of Other Assets - (0.14)%		(17,332)
TOTAL NET ASSETS - 100.00%		$12,292,051

Percentages are stated as a percent of net assets.
ADR    American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	45

Leuthold Global Industries Fund

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.22%
Airlines - 2.74%
Hawaiian Holdings, Inc.	1,446	$37,957
International Consolidated Airlines Group SA (b)	8,986	59,793
SkyWest, Inc.	901	48,915
United Continental Holdings, Inc. (a)	684	54,570
		201,235
Banks - 1.04%
Nedbank Group, Ltd. (b)	1,672	29,221
Taishin Financial Holding Co., Ltd. (b)	56,000	25,549
Turkiye Halk Bankasi AS (b)	18,738	21,538
		76,308
Communications Equipment - 5.32%
Arcadyan Technology Corp. (b)	20,000	60,670
Ciena Corp. (a)	2,520	94,097
Cisco Systems, Inc.	1,704	91,999
CommScope Holding Co., Inc. (a)	2,097	45,568
Lumentum Holdings, Inc. (a)	1,416	80,061
Taihan Fiberoptics Co., Ltd. (a)(b)	5,398	19,095
		391,490
Consumer Finance - 3.73%
Ally Financial, Inc.	2,408	66,196
Encore Capital Group, Inc. (a)	1,082	29,463
Hitachi Capital Corp. (b)	1,400	32,513
Krungthai Card PCL - NVDR	36,500	40,628
Nelnet, Inc. - Class A	713	39,265
Santander Consumer USA Holdings, Inc.	3,127	66,073
		274,138

	Shares	Fair Value
Diversified Telecommunication Services - 1.13%
China Telecom Corp., Ltd. - ADR	517	$28,957
Telekomunikasi Indonesia Persero Tbk PT - ADR	1,086	29,822
Telkom SA SOC, Ltd. (b)	4,731	24,027
		82,806
Electric Utilities - 0.32%
EDP - Energias do Brasil SA (b)	5,400	23,460

Entertainment - 1.65%
Viacom, Inc. - Class B	1,816	50,975
The Walt Disney Co.	633	70,282
		121,257
Health Care Providers & Services - 10.73%
Alfresa Holdings Corp. (b)	3,100	88,340
AmerisourceBergen Corp.	713	56,698
Anthem, Inc.	448	128,567
Centene Corp. (a)	1,740	92,394
Cigna Corp.	734	118,042
CVS Health Corp.	1,162	62,667
Laboratory Corp. of America Holdings (a)	395	60,427
Medipal Holdings Corp. (b)	3,400	80,899
UnitedHealth Group, Inc.	408	100,882
		788,916
Household Durables - 4.66%
Barratt Developments PLC (b)	6,835	53,391
Haseko Corp. (b)	4,600	57,977
Lennar Corp. - Class A	1,355	66,517
Meritage Homes Corp. (a)	1,282	57,318
Redrow PLC (b)	7,261	56,896
TRI Pointe Group, Inc. (a)	4,033	50,977
		343,076

46	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.22% (continued)
Insurance - 4.76%
Dai-ichi Life Holdings, Inc. (b)	3,200	$44,548
Legal & General Group PLC (b)	17,133	61,484
Lincoln National Corp.	541	31,757
Medibank Pvt, Ltd. (b)	20,487	40,213
Old Mutual, Ltd. (b)	13,852	20,378
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	9,500	106,953
Prudential Financial, Inc.	490	45,021
		350,354
Interactive Media & Services - 4.46%
Alphabet, Inc. - Class A (a)	102	120,043
Auto Trader Group PLC (b)	5,431	36,939
Baidu, Inc. - Class A - ADR (a)	303	49,950
Facebook, Inc. - Class A (a)	221	36,838
IAC/InterActiveCorp (a)	234	49,166
Yandex NV - Class A (a)(b)	1,016	34,889
		327,825
IT Services - 10.99%
Accenture PLC - Class A (b)	483	85,018
Bechtle AG (b)	442	41,009
CACI International, Inc.- Class A (a)	320	58,246
Computershare, Ltd. (b)	2,921	35,509
CSG Systems International, Inc.	946	40,016
DXC Technology Co.	917	58,972
First Data Corp. - Class A (a)	2,294	60,263
FleetCor Technologies, Inc. (a)	275	67,812
Genpact, Ltd.	2,005	70,536
ManTech International Corp. - Class A	682	36,842
MAXIMUS, Inc.	632	44,859
NET One Systems Co., Ltd. (b)	3,500	88,508
NS Solutions Corp. (b)	1,500	40,563
TIS, Inc. (b)	800	37,960
Wipro, Ltd. - ADR	10,601	42,192
		808,305

	Shares	Fair Value
Life Sciences Tools & Services - 6.28%
Bio-Rad Laboratories, Inc. - Class A (a)	187	$57,162
Cambrex Corp. (a)	1,160	45,066
Eurofins Scientific SE (b)	120	49,712
Gerresheimer AG (b)	766	57,659
IQVIA Holdings, Inc. (a)	610	87,748
Medpace Holdings, Inc. (a)	952	56,139
Siegfried Holding AG (b)	143	51,362
Syneos Health, Inc. (a)	1,105	57,195
		462,043
Media - 5.09%
Comcast Corp. - Class A	1,923	76,881
Fuji Media Holdings, Inc. (b)	2,400	33,153
Naspers, Ltd. (b)	319	74,340
Nexstar Media Group, Inc.- Class A	661	71,633
Quebecor Inc. - Class B (b)	1,529	37,483
TEGNA, Inc.	3,028	42,695
Telenet Group Holding NV (b)	799	38,424
		374,609
Metals & Mining - 2.34%
BlueScope Steel, Ltd. (b)	7,503	74,471
Evraz PLC (b)	5,076	41,068
Reliance Steel & Aluminum Co.	393	35,472
United States Steel Corp.	1,081	21,069
		172,080
Oil, Gas & Consumable Fuels - 12.69%
Adaro Energy Tbk PT (b)	281,200	26,630
Cenovus Energy, Inc. (b)	4,392	38,123
Ecopetrol SA - ADR	2,285	48,990
Enagas SA (b)	1,265	36,827
Energy Transfer LP	3,543	54,456
Eni SpA - ADR	1,279	45,072
Enterprise Products Partners LP	1,943	56,541
Equinor ASA - ADR	1,968	43,237
Exxon Mobil Corp.	791	63,913

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	47

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.22% (continued)
Oil, Gas & Consumable Fuels - 12.69% (continued)
Galp Energia SGPS SA (b)	2,103	$33,698
Keyera Corp. (b)	1,649	38,882
Magellan Midstream Partners LP	614	37,227
MOL Hungarian Oil & Gas PLC - A Series (b)	3,619	41,501
Peabody Energy Corp.	1,375	38,954
Phillips 66 Partners LP	717	37,535
Plains All American Pipeline LP	2,192	53,726
PTT PCL - NVDR	27,000	40,842
Repsol SA (b)	2,546	43,558
TransCanada Corp. (b)	1,241	55,770
Whitehaven Coal, Ltd. (b)	16,807	48,488
Yanzhou Coal Mining Co., Ltd. - H Shares (b)	50,000	49,202
		933,172
Paper & Forest Products - 0.03%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,217
Road & Rail - 4.83%
Canadian National Railway Co. (b)	637	56,999
Canadian Pacific Railway, Ltd. (b)	272	56,040
Central Japan Railway Co. (b)	200	46,489
CSX Corp.	749	56,040
Hitachi Transport System, Ltd. (b)	1,200	35,657
Knight-Swift Transportation Holdings, Inc.	1,042	34,053
Ryder System, Inc.	560	34,714
TFI International, Inc. (b)	1,185	35,000
		354,992

	Shares	Fair Value
Semiconductors & Semiconductor Equipment - 7.75%
Applied Materials, Inc.	1,228	$48,702
DB HiTek Co., Ltd. (b)	2,961	32,682
Intel Corp.	1,409	75,663
Lam Research Corp.	356	63,728
Micron Technology, Inc. (a)	2,562	105,887
ON Semiconductor Corp. (a)	3,111	63,993
SCREEN Holdings Co., Ltd. (b)	600	24,272
Sino-American Silicon Products, Inc. (a)(b)	15,000	32,945
STMicroelectronics NV - NYRS	2,768	41,105
SUMCO Corp. (b)	3,700	41,389
UniTest, Inc. (b)	2,888	39,702
		570,068
Thrifts & Mortgage Finance - 0.36%
Sangsangin Co., Ltd. (a)(b)	1,602	26,699
Wireless Telecommunication Services - 6.32%
China Mobile, Ltd. - ADR	1,153	58,791
KDDI Corp. (b)	3,700	79,688
Rogers Communications, Inc. - Class B (b)	1,252	67,334
SoftBank Group Corp. (b)	1,600	155,963
Telephone & Data Systems, Inc.	1,563	48,031
T-Mobile US, Inc. (a)	800	55,280
		465,087
TOTAL COMMON STOCKS
(Cost $7,000,897)		$7,150,137

PREFERRED STOCKS - 0.36%
Diversified Telecommunication Services - 0.36%
Telefonica Brasil SA - ADR	2,217	$26,759
TOTAL PREFERRED STOCKS
(Cost $28,695)		$26,759

48	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 1.26%
Exchange Traded Funds - 1.26%
iShares Core MSCI EAFE ETF	605	$36,766
iShares Core MSCI Emerging Markets ETF	175	9,049
SPDR S&P 500 ETF Trust	167	47,174
TOTAL INVESTMENT COMPANIES
(Cost $87,938)		$92,989

SHORT-TERM INVESTMENTS - 0.75%
Money Market Funds - 0.75%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 2.300% (c)	55,083	$55,083
TOTAL SHORT-TERM INVESTMENTS
(Cost $55,083)		$55,083

Total Investments
(Cost $7,172,613) - 99.59%		$7,324,968
Other Assets in Excess of Liabilities - 0.41%		29,889
TOTAL NET ASSETS - 100.00%		$7,354,857

Percentages are stated as a percent of net assets.
ADR     American Depositary Receipt
NVDR  Non-Voting Depositary Receipt
NYRS   New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019. (d) Illiquid security. The fair value of these securities total $2,217 which represents 0.03% of total net assets.
(e)
The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	49

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2019 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$198,681	2.71%
Brazilian Real	23,460	0.32
British Pound	329,947	4.51
Canadian Dollar	178,698	2.44
Euro	300,887	4.11
Hong Kong Dollar	158,372	2.16
Hungarian Forint	41,501	0.57
Indonesian Rupiah	26,630	0.36
Japanese Yen	887,919	12.12
New Taiwan Dollar	119,165	1.63
South African Rand	127,589	1.74
South Korea Won	118,178	1.61
Swiss Franc	51,362	0.70
Thai Baht	81,469	1.11
Turkish Lira	21,538	0.30
US Dollar	4,659,572	63.61
Total Investments	$7,324,968	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
Australia	$198,681	2.71%
Belgium	38,424	0.52
Brazil	50,219	0.69
Canada	385,630	5.26
China	237,279	3.24
Colombia	48,990	0.67
Germany	98,669	1.35
Hong Kong	58,791	0.80
Hungary	41,501	0.57
India	42,192	0.58
Indonesia	56,451	0.77
Ireland	85,018	1.15
Italy	45,072	0.62
Japan	887,919	12.12
Luxembourg	49,712	0.68
Norway	43,237	0.59
Portugal	33,698	0.46
Russia	75,957	1.04
South Africa	147,966	2.02
South Korea	118,178	1.61
Spain	80,385	1.10
Switzerland	92,467	1.26
Taiwan	119,165	1.63
Thailand	81,469	1.11
Turkey	21,538	0.30
United Kingdom	268,502	3.67
United States	3,917,858	53.48
Total Investments	$7,324,968	100.00%

50	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 82.17%
Money Market Funds - 82.17%
Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 2.300% (a)(b)	77,907,947	$77,907,947
TOTAL SHORT-TERM INVESTMENTS
(Cost $ 77,907,947)		$77,907,947

Total Investments
(Cost $ 77,907,947) - 82.89%		$77,907,947
Other Assets in Excess of Liabilities - 17.11% (b)		16,906,926
TOTAL NET ASSETS - 100.00%		$94,814,873

Percentages are stated as a percent of net assets.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	51

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.36%
Aerospace & Defense - 2.05%
Embraer SA - ADR	23,301	$442,952
L3 Technologies, Inc.	7,269	1,500,104
		1,943,056
Beverages - 7.09%
Anheuser-Busch InBev SA/NV - ADR	15,235	1,279,283
Brown-Forman Corp. - Class B	35,648	1,881,501
Keurig Dr Pepper, Inc.	52,974	1,481,683
MGP Ingredients, Inc.	6,373	491,677
Monster Beverage Corp.	29,176	1,592,426
		6,726,570
Capital Markets - 2.05%
SEI Investments Co.	28,279	1,477,578
WisdomTree Investments, Inc.	66,516	469,603
		1,947,181
Chemicals - 2.57%
GCP Applied Technologies, Inc.	16,447	486,831
The Scotts Miracle-Gro Co.	18,621	1,463,238
Sensient Technologies Corp.	7,169	485,987
		2,436,056
Commercial Services & Supplies - 2.97%
Copart, Inc.	24,197	1,466,096
Healthcare Services Group, Inc.	26,985	890,235
Ritchie Bros Auctioneers, Inc. (b)	13,542	460,428
		2,816,759
Construction & Engineering - 0.50%
Granite Construction, Inc.	11,053	476,937
Construction Materials - 0.89%
Summit Materials, Inc. - Class A	52,974	840,697

	Shares	Fair Value
Diversified Consumer Services - 3.25%
New Oriental Education & Technology Group, Inc. - ADR	18,222	$1,641,620
ServiceMaster Global Holdings, Inc.	30,827	1,439,621
		3,081,241
Electronic Equipment, Instruments & Components - 3.17%
Cognex Corp.	28,479	1,448,442
IPG Photonics Corp.	10,256	1,556,656
		3,005,098
Energy Equipment & Services - 6.67%
Baker Hughes, a GE Co. - Class A	60,144	1,667,192
Core Laboratories NV (b)	22,803	1,571,811
Halliburton Co.	34,354	1,006,572
National Oilwell Varco, Inc.	33,657	896,622
Schlumberger, Ltd.	27,184	1,184,407
		6,326,604
Entertainment - 4.86%
Activision Blizzard, Inc.	34,752	1,582,259
Electronic Arts, Inc.	12,959	1,317,023
Netflix, Inc.	4,780	1,704,357
		4,603,639
Food Products - 0.61%
BRF SA - ADR	99,376	578,368
Health Care Equipment & Supplies - 6.64%
Align Technology, Inc.	6,572	1,868,617
Becton Dickinson and Co.	5,676	1,417,467
Insulet Corp.	16,131	1,533,897
Intuitive Surgical, Inc.	2,589	1,477,232
		6,297,213
Health Care Technology - 1.44%
Teladoc Health, Inc.	24,496	1,361,978

52	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.36% (continued)
Hotels, Restaurants & Leisure - 6.50%
Boyd Gaming Corp.	59,347	$1,623,734
Melco Resorts & Entertainment, Ltd. - ADR	76,374	1,725,288
MGM Resorts International	52,277	1,341,428
Vail Resorts, Inc.	6,773	1,471,773
		6,162,223
Household Products - 0.50%
Spectrum Brands Holdings, Inc.	8,663	474,559
Industrial Conglomerates - 1.56%
General Electric Co.	148,069	1,479,209
Insurance - 4.30%
American International Group, Inc.	29,076	1,252,013
Fidelity National Financial, Inc.	39,021	1,426,217
RenaissanceRe Holdings, Ltd. (b)	9,758	1,400,273
		4,078,503
Interactive Media & Services - 1.18%
Snap, Inc. - Class A	101,169	1,114,882
Internet & Direct Marketing Retail - 4.13%
Alibaba Group Holding, Ltd. - ADR	7,667	1,398,844
GrubHub, Inc.	22,703	1,577,177
Shutterfly, Inc.	23,201	942,889
		3,918,910
Machinery - 5.33%
Fortive Corp.	18,023	1,511,949
IDEX Corp.	11,551	1,752,749
Xylem, Inc.	22,604	1,786,620
		5,051,318
Multi-Utilities - 1.57%
Sempra Energy	11,849	1,491,315

	Shares	Fair Value
Oil, Gas & Consumable Fuels - 3.69%
Concho Resources, Inc.	12,845	$1,425,281
Diamondback Energy, Inc.	15,633	1,587,219
Jagged Peak Energy, Inc.	46,203	483,745
		3,496,245
Pharmaceuticals - 1.09%
Nektar Therapeutics	30,669	1,030,479
Professional Services - 3.06%
CoStar Group, Inc.	3,076	1,434,708
TransUnion	21,919	1,465,066
		2,899,774
Real Estate Investment Trusts (REITs) - 1.62%
Equinix, Inc.	3,386	1,534,400
Real Estate Management & Development - 1.24%
The Howard Hughes Corp.	10,655	1,172,050
Semiconductors & Semiconductor Equipment - 4.25%
Ambarella, Inc.	27,682	1,195,862
Marvell Technology Group, Ltd.	73,586	1,463,626
Microchip Technology, Inc.	16,530	1,371,329
		4,030,817
Software - 6.96%
2U, Inc.	19,716	1,396,879
Blackbaud, Inc.	15,235	1,214,686
Cloudera, Inc.	61,936	677,580
Instructure, Inc.	15,085	710,805
Pegasystems, Inc.	17,924	1,165,060
Proofpoint, Inc.	11,849	1,438,824
		6,603,834
Technology Hardware, Storage & Peripherals - 1.78%
Pure Storage, Inc.	77,370	1,685,892

See Notes to the Financial Statements.	Leuthold Funds - 2019 Semi-Annual Report	53

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.36% (continued)
Thrifts & Mortgage Finance - 1.73%
LendingTree, Inc.	4,680	$1,645,301
Trading Companies & Distributors - 1.11%
SiteOne Landscape Supply, Inc.	18,421	1,052,760
TOTAL COMMON STOCKS
(Proceeds $91,147,449)		$91,363,868

INVESTMENT COMPANIES - 3.20%
Exchange Traded Funds - 3.20%
SPDR S&P 500 ETF Trust	10,754	$3,037,790
TOTAL INVESTMENT COMPANIES
(Proceeds $2,954,725)		$3,037,790

TOTAL SECURITIES SOLD SHORT
(Proceeds $94,102,174) - 99.56%		$94,401,658

Percentages are stated as a percent of net assets.
ADR   American Depositary Receipt
(a)   Non-income producing security.
(b)  Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

54	Leuthold Funds - 2019 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATIONAND SIGNIFICANTACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class

Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006

Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008

Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a

Leuthold Global Industries Fund	Seeks capital appreciation and dividend income	5/17/2010	5/17/2010

Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)	Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options are valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an

Leuthold Funds - 2019 Semi-Annual Report	55

Leuthold Funds

exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b)	Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

56	Leuthold Funds - 2019 Semi-Annual Report

Leuthold Funds

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2019:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$5,705,694	$—	$—	$5,705,694
Biotechnology	18,579,976	—	—	18,579,976
Chemicals	—	—	6,405	6,405
Commercial Services & Supplies	15,920,031	—	—	15,920,031
Consumer Finance	13,196,081	—	—	13,196,081
Entertainment	8,262,230	—	—	8,262,230
Food & Staples Retailing	15,101,749	—	—	15,101,749
Health Care Providers & Services	65,914,755	—	—	65,914,755
Hotels, Restaurants & Leisure	18,318,346	—	—	18,318,346
Household Durables	16,220,320	—	—	16,220,320
Interactive Media & Services	17,544,568	—	—	17,544,568
IT Services	34,651,374	—	—	34,651,374
Media	10,453,657	—	—	10,453,657
Multiline Retail	20,786,226	—	—	20,786,226
Professional Services	19,104,482	—	—	19,104,482
Road & Rail	28,326,369	—	—	28,326,369
Semiconductors & Semiconductor Equipment	22,462,184	—	—	22,462,184
Software	26,044,007	—	—	26,044,007
Specialty Retail	22,183,459	—	—	22,183,459
Total Common Stocks	378,775,508	—	6,405	378,781,913
Exchange Traded Funds	84,630,216	—	—	84,630,216
Corporate Bonds	—	18,317,092	—	18,317,092
United States Treasury Obligations	—	36,635,911	—	36,635,911
Foreign Government Bonds	—	28,629,779	—	28,629,779
Money Market Funds	142,962,278	—	—	142,962,278
Investments Purchased as Securities Lending Collateral*	—	—	—	105,428,945
Total Investments in Securities	$606,368,002	$83,582,782	$6,405	$795,386,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$47,725,849	$—	$—	$47,725,849
Exchange Traded Funds	1,585,278	—	—	1,585,278
Total Securities Sold Short	$49,311,127	$—	$—	$49,311,127

Leuthold Funds - 2019 Semi-Annual Report	57

Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$6,423
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(18	)*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2019	$6,405	(1)

Change in net unrealized depreciation during the period for Level 3 investments held at March 31, 2019:	$(18)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$731,912	$308,520	$—	$1,040,432
Banks	—	400,470	—	400,470
Communications Equipment	1,606,841	413,533	—	2,020,374
Consumer Finance	1,032,701	376,137	—	1,408,838
Diversified Telecommunication Services	311,306	126,029	—	437,335
Electric Utilities	123,382	—	—	123,382
Entertainment	624,383	—	—	624,383
Health Care Providers & Services	3,195,948	861,882	—	4,057,830
Household Durables	899,915	867,614	—	1,767,529
Insurance	394,417	1,394,000	—	1,788,417
Interactive Media & Services	1,503,055	191,032	—	1,694,087
IT Services	2,907,371	1,259,108	—	4,166,479
Life Sciences Tools & Services	1,561,455	818,506	—	2,379,961
Media	1,176,709	752,839	—	1,929,548
Metals & Mining	288,818	590,107	—	878,925
Oil, Gas & Consumable Fuels	3,201,886	1,664,280	—	4,866,166
Paper & Forest Products	—	—	47,465	47,465
Road & Rail	1,441,531	469,105	—	1,910,636
Semiconductors & Semiconductor Equipment	2,052,505	889,098	—	2,941,603
Thrifts & Mortgage Finance	—	137,130	—	137,130
Wireless Telecommunication Services	1,180,851	1,200,923	—	2,381,774
Total Common Stocks	24,234,986	12,720,313	47,465	37,002,764

58	Leuthold Funds - 2019 Semi-Annual Report

Leuthold Funds

Leuthold Global Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$141,666	$—	$—	$141,666
Exchange Traded Funds	7,794,987	—	—	7,794,987
Corporate Bonds	—	1,139,756	—	1,139,756
United States Treasury Obligations	—	3,376,293	—	3,376,293
Foreign Government Bonds	—	3,901,902	—	3,901,902
Money Market Funds	11,740,450	—	—	11,740,450
Investments Purchased as Securities Lending Collateral*	—	—	—	12,827,954
Total Investments in Securities	$43,912,089	$21,138,264	$47,465	$77,925,772

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,354,736	$—	$—	$2,354,736
Exchange Traded Funds	2,499,391	—	—	2,499,391
Total Securities Sold Short	$4,854,127	$—	$—	$4,854,127

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$47,596
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(131	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2019	$47,465	(1)

Change in net unrealized depreciation during the period for Level 3 investments held at March 31, 2019:	$(131)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Funds - 2019 Semi-Annual Report	59

Leuthold Funds

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,182,115	$—	$—	$12,182,115
Money Market Funds	127,268	—	—	127,268
Total Investments in Securities	$12,309,383	$—	$—	$12,309,383

The Fund did not invest in any Level 3 securities during the period.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$141,442	$59,793	$—	$201,235
Banks	—	76,308	—	76,308
Communications Equipment	311,725	79,765	—	391,490
Consumer Finance	200,997	73,141	—	274,138
Diversified Telecommunication Services	58,779	24,027	—	82,806
Electric Utilities	23,460	—	—	23,460
Entertainment	121,257	—	—	121,257
Health Care Providers & Services	619,677	169,239	—	788,916
Household Durables	174,812	168,264	—	343,076
Insurance	76,778	273,576	—	350,354
Interactive Media & Services	290,886	36,939	—	327,825
IT Services	564,756	243,549	—	808,305
Life Sciences Tools & Services	303,310	158,733	—	462,043
Media	228,692	145,917	—	374,609
Metals & Mining	56,541	115,539	—	172,080
Oil, Gas & Consumable Fuels	612,426	320,746	—	933,172
Paper & Forest Products	—	—	2,217	2,217
Road & Rail	272,846	82,146	—	354,992
Semiconductors & Semiconductor Equipment	399,078	170,990	—	570,068
Thrifts & Mortgage Finance	—	26,699	—	26,699
Wireless Telecommunication Services	229,436	235,651	—	465,087
Total Common Stocks	4,686,898	2,461,022	2,217	7,150,137
Preferred Stock	26,759	—	—	26,759
Exchange Traded Funds	92,989	—	—	92,989
Money Market Funds	55,083	—	—	55,083
Total Investments in Securities	$4,861,729	$2,461,022	$2,217	$7,324,968

60	Leuthold Funds - 2019 Semi-Annual Report

Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2018	$2,223
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(6	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2019	$2,217	(1)

Change in net unrealized depreciation during the period for Level 3 investments held at March 31, 2019:	$(6)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$77,907,947	$—	$—	$77,907,947
Total Investments in Securities	$77,907,947	$—	$—	$77,907,947

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$91,363,868	$—	$—	$91,363,868
Exchange Traded Funds	3,037,790	$—	$—	3,037,790
Total Securities Sold Short	$94,401,658	$—	$—	$94,401,658

The Fund did not invest in any Level 3 securities during the period.

For further information regarding security characteristics, see the Schedules of Investments and Securities Sold Short.

c)	Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Leuthold Funds - 2019 Semi-Annual Report	61

Leuthold Funds

The tax character of distributions paid during the fiscal years ended September 30, 2018 and 2017 was as follows:

Year Ended September 30, 2018
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$2,274,796	$3,573,894	$5,625	$436,345	$—
Long-Term Capital Gain*	26,947,936	5,318,043	735,816	450,496	—
Return of Capital	—	—	—	—	—
Total Distribution Paid	$29,222,732	$8,891,937	$741,441	$886,841	$—

Year Ended September 30, 2017
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$854,085	$395,482	$—	$154,354	$—
Long-Term Capital Gain*	3,823,839	11,393,102	—	309,089	—
Return of Capital	—	—	—	—	—
Total Distribution Paid	$4,677,924	$11,788,584	$—	$463,443	$—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

At September 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Undistributed Ordinary Income	$—	$—	$—	$115,848	$—
Undistributed long-term gains	72,649,053	5,448,398	1,138,366	902,020	—
Distributable earnings	72,649,053	5,448,398	1,138,366	1,017,868	—
Capital loss carryover and late-year losses	(332,659)	(346,147)	(24,117)	—	(249,962,530)
Other accumulated gains (losses)	(4,392)	(15,423)	2	(1,754)	—
Unrealized appreciation	112,202,010	4,100,086	3,718,554	841,946	3,052,379

Total accumulated earnings (deficit)	$184,514,012	$9,186,914	$4,832,805	$1,858,060	$(246,910,151)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These

62	Leuthold Funds - 2019 Semi-Annual Report

Leuthold Funds

differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2018, the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Leuthold Core Investment Fund	$(12,787,623)	$12,787,623
Leuthold Global Fund	(1,432,487)	1,432,487
Leuthold Select Industries Fund	(407,076)	407,076
Leuthold Global Industries Fund	(76,463)	76,463
Grizzly Short Fund	21,375,478	(21,375,478)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Expires 09/30/19	$—	$—	$—	$—	$(25,380,935)
Unlimited Short-Term	—	—	—	—	(224,310,627)

The Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund intend to defer and treat $332,659, $346,147, $24,117, and $270,968, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2018 as arising on the first day of the fiscal year ending September 30, 2019.

As of March 31, 2019, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2019, the Funds did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)	Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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Leuthold Funds

f)	Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their subsidiaries, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’ financial statements herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information. The Subsidiaries were liquidated in May 2018.

g)	Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund’s collateral at broker for securities sold short is with one major security dealer.

With regard to the cash collateral that is posted with counterparties, the Funds will establish a collateral account for each respective counterparty with its custodian (the “Account”) and will enter into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser will review each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 1% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statement of Assets and Liabilities as an asset.

h)	Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

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i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Recently Issued Accounting Pronouncements – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU No. 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU No. 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. ASU No. 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended March 31, 2019.

l)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and securities sold short, for the period ended March 31, 2019 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund
Purchases	$154,715,260	$24,254,256	$4,191,657	$3,505,710
Sales	254,786,483	33,553,606	8,517,101	5,500,112

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

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At September 30, 2018, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Tax cost of investments	$691,063,099	$76,534,095	$14,428,918	$9,605,888	$(16,161,360)
Unrealized appreciation	124,122,936	6,552,951	3,983,171	1,087,857	6,697,484
Unrealized depreciation	(11,920,926)	(2,452,865)	(264,617)	(245,911)	(3,645,105)
Net unrealized appreciation	$112,202,010	$4,100,086	$3,718,554	$841,946	$3,052,379

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2019. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
Security Name	Share Balance 03/31/19	Fair Value at 09/30/18	Purchases	Sales	Realized Gain (loss)	Change in Unrealized Appreciation	Fair Value at 03/31/19	Dividend Income
Invesco CurrencyShares
Japanese Yen Trust	239,414	$24,151,976	$––	$(4,031,189)	$(208,066)	$703,219	$20,615,940	$––

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
0.90%	0.90%	1.00%	1.00%	1.25%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund Retail Class	Leuthold Global Industries Fund Institutional Class	Grizzly Short Fund
1.25%	1.85%	1.50%	1.50%	1.25%	2.50%

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Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Amounts subject to future recoupment as of March 31, 2019 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2019	$14,073	9/30/2019	$60,838
9/30/2020	40,903	9/30/2020	122,114
9/30/2021	28,151	9/30/2021	121,088
3/31/2022	21,168	3/31/2022	72,351

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

4.	DISTRIBUTION PLAN
The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’ shareholders, assists in the maintenance of the Funds’ shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	SUB-TRANSFER AGENT & SHAREHOLDER SERVICING FEE PLANS
The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

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7.	ILLIQUID SECURITIES
Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund will take into account relevant market, trading, and investment specific considerations when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

8.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of March 31, 2019, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received
Leuthold Core Investment Fund	$103,535,380	$105,428,945
Leuthold Global Fund	12,580,175	12,827,954

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INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 16, 2018, the Board of Directors of Leuthold Funds, Inc. (the”Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Leuthold Global Fund, the Leuthold Select Industries Fund, the Leuthold Global Industries Fund, and the Grizzly Short Fund (collectively the “Funds,” or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser.

•	A comparison of the fees and expenses of the Funds to other similar funds.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Funds.

•	The costs and profitability of the Funds to the Adviser.

•	The performance of the Funds.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

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The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services
The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. They discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive. The Directors also discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on this review, the Directors believe that the Adviser provides high quality services to the Funds. The Directors also concluded that they were satisfied with the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses
The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials presented at the meeting.

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within a reasonable range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts
The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Performance
The Directors reviewed the Adviser’s quality of investment management, management history, and ability to successfully market the Funds. They noted that the Funds have had periods of underperformance, and discussed with the Adviser actions that the Adviser is taking to address the underperformance of the Funds. The Directors concluded that the performance of the Funds, adjusting for risk, has been satisfactory. They also determined that the Adviser is taking sufficient steps to improve performance and that their

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expectation is that the Adviser’s discipline will lead to more favorable results in the long-term. Based on theses factors, the Directors concluded that renewal of the advisory agreements was in the best interest of the Funds’ shareholders.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’ peer groups and relevant benchmarks. The Board concluded that these materials demonstrated that the performance of the Funds was satisfactory in comparison to the performance of similar funds.

Costs and Profitability
The Directors considered the costs of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower, and they considered the resources and revenues that the Adviser has put into managing and distributing the Funds. The Directors concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within the range of industry averages.

Economies of Scale
The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds the Directors determined that economies of scale were not being recognized, and they noted that the Funds have benefitted from the Adviser’s consistent efforts to keep overall expenses low. They concluded that the proposed fee schedules were reasonable.

Fall-Out Benefits
The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Directors further concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

Conclusion
After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 1995	Retired Partner of Johnson, West & Co., PLC (currently Boeckermann, Grafstrom & Mayer, LLC) Certified Public Accountants	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies and PREDEX.	5	Piper Jaffray Companies and PREDEX

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Interested Persons

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Holly J. Weiss (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009	Chief Financial Officer of the Adviser since 2011. Controller of the Adviser from 2008 to 2011.	N/A	N/A

Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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Leuthold Funds

Investment Adviser:
The Leuthold Group, LLC, doing business
      as Leuthold Weeden Capital Management,
      Minneapolis, Minnesota

Administrator, Transfer Agent, Fund Accountant, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC,
      Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A.,
      Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP,
      Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP,
      Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President/Principal Executive Officer

Date   June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Mueller
                                          John Mueller, President/Principal Executive Officer

Date   June 6, 2019

By (Signature and Title)* /s/ Holly Weiss
                                           Holly Weiss, Treasurer/Principal Financial Officer

Date   June 6, 2019

* Print the name and title of each signing officer under his or her signature.